UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21746

Name of Fund: Small Cap Premium & Dividend Income Fund Inc. (RCC)

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive
      Officer, Small Cap Premium & Dividend Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.4%                               2,700  DG FastChannel, Inc. (a)                             $      51,786
                                                          2,900  Greenfield Online, Inc. (a)                                 34,394
                                                          5,100  inVentiv Health, Inc. (a)                                  146,931
                                                          4,000  Marchex, Inc. Class B                                       39,920
                                                          6,800  National CineMedia, Inc.                                   152,864
                                                          7,800  Valassis Communications, Inc. (a)                           84,630
                                                         16,230  ValueClick, Inc. (a)                                       279,968
                                                                                                                      -------------
                                                                                                                            790,493
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.7%                                            800  AeroVironment, Inc. (a)                                     16,360
                                                          2,100  Argon ST, Inc. (a)                                          35,721
                                                          7,200  Curtiss-Wright Corp.                                       298,656
                                                          4,200  Heico Corp.                                                204,750
                                                          2,500  Ladish Co., Inc. (a)                                        90,000
                                                          1,500  MTC Technologies, Inc. (a)                                  35,670
                                                          6,300  Moog, Inc. Class A (a)                                     265,923
                                                          9,600  Orbital Sciences Corp. (a)                                 231,360
                                                          5,700  Teledyne Technologies, Inc. (a)                            267,900
                                                          1,500  TransDigm Group, Inc. (a)                                   55,575
                                                                                                                      -------------
                                                                                                                          1,501,915
-----------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching - 0.1%                      600  Alico, Inc.                                                 26,490
                                                          2,300  The Andersons, Inc.                                        102,603
                                                          1,400  Cadiz, Inc. (a)                                             21,532
                                                                                                                      -------------
                                                                                                                            150,625
-----------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.6%                                      6,300  AAR Corp. (a)(b)                                           171,801
                                                          9,600  ABX Holdings, Inc. (a)                                      28,224
                                                         14,900  AirTran Holdings, Inc. (a)                                  98,340
                                                          6,400  Alaska Air Group, Inc. (a)                                 125,568
                                                            500  Allegiant Travel Co. (a)                                    13,210
                                                          2,300  Atlas Air Worldwide Holdings, Inc. (a)                     126,500
                                                          3,400  Bristow Group, Inc. (a)                                    182,478
                                                          8,600  ExpressJet Holdings, Inc. (a)                               22,618
                                                         28,700  JetBlue Airways Corp. (a)                                  166,460
                                                          2,500  PHI, Inc. (a)                                               78,850
                                                          2,300  Pinnacle Airlines Corp. (a)                                 20,079
                                                          5,600  Republic Airways Holdings, Inc. (a)                        121,296
                                                          9,800  SkyWest, Inc.                                              206,976
                                                                                                                      -------------
                                                                                                                          1,362,400
-----------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.2%                                           4,710  Century Aluminum Co. (a)                                   311,990
                                                          2,300  Kaiser Aluminum Corp.                                      159,390
                                                                                                                      -------------
                                                                                                                            471,380
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.1%                           3,600  Aftermarket Technology Corp. (a)                            69,984
                                                          3,500  Commercial Vehicle Group, Inc. (a)                          34,685
                                                          1,700  Standard Motor Products, Inc.                               10,404
                                                          3,200  Superior Industries International, Inc.                     66,400
                                                                                                                      -------------
                                                                                                                            181,473
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.5%                     6,700  American Axle & Manufacturing Holdings, Inc.         $     137,350
                                                          3,100  Amerigon Inc. (a)                                           45,849
                                                         11,500  ArvinMeritor, Inc.                                         143,865
                                                         16,300  Hayes Lemmerz International, Inc. (a)                       45,477
                                                         12,370  Lear Corp. (a)                                             320,507
                                                          2,550  Noble International Ltd.                                    15,937
                                                          1,300  Sauer-Danfoss, Inc.                                         28,782
                                                          1,700  Stoneridge, Inc. (a)                                        22,865
                                                          7,500  Tenneco, Inc. (a)                                          209,550
                                                         21,100  Visteon Corp. (a)                                           79,336
                                                                                                                      -------------
                                                                                                                          1,049,518
-----------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.1%                               3,300  Accuride Corp. (a)                                          26,994
                                                         10,400  Force Protection, Inc. (a)                                  20,592
                                                          1,500  Miller Industries, Inc. (a)                                 14,445
                                                          5,200  Modine Manufacturing Co.                                    75,348
                                                          4,500  Spartan Motors, Inc.                                        38,070
                                                          5,200  Wabash National Corp.                                       46,748
                                                                                                                      -------------
                                                                                                                            222,197
-----------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%                               4,800  Signature Bank (a)                                         122,400
-----------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 4.9%                       2,100  1st Source Corp.                                            44,205
                                                            900  Abington Bancorp, Inc.                                       9,288
                                                          3,800  Amcore Financial, Inc.                                      77,330
                                                          2,800  AmericanWest Bancorp                                        24,416
                                                          2,200  Ameris Bancorp                                              35,332
                                                          1,200  Bancfirst Corp.                                             54,936
                                                          3,700  Banco Latinoamericano de Exportaciones, SA 'E'              56,980
                                                          2,000  The Bancorp, Inc. (a)                                       24,160
                                                          2,000  Bank of the Ozarks, Inc.                                    47,800
                                                          3,800  BankFinancial Corp.                                         60,458
                                                          2,100  Banner Corp.                                                48,384
                                                          4,800  Beneficial Mutual Bancorp, Inc. (a)                         47,472
                                                          6,200  Boston Private Financial Holdings, Inc.                     65,658
                                                         10,842  CVB Financial Corp.                                        112,865
                                                          2,100  Capital City Bank Group, Inc.                               60,900
                                                          1,600  Capital Corp. of the West                                   12,832
                                                          2,300  Capitol Bancorp Ltd.                                        48,622
                                                          4,300  Cascade Bancorp                                             41,108
                                                          8,300  Cathay General Bancorp                                     172,059
                                                          9,000  Centennial Bank Holdings, Inc. (a)                          56,520
                                                          2,100  Center Financial Corp.                                      19,026
                                                          5,000  Central Pacific Financial Corp.                             94,250
                                                          4,000  Chemical Financial Corp.                                    95,360
                                                         11,900  Citizens Banking Corp.                                     147,917
                                                          2,800  City Holding Co.                                           111,720
                                                          2,100  CityBank                                                    46,767
                                                            900  Clifton Savings Bancorp, Inc.                                9,072

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          2,600  CoBiz Financial, Inc.                                $      33,852
                                                          2,700  Columbia Banking System, Inc.                               60,426
                                                          1,700  Community Bancorp (a)                                       23,052
                                                          4,900  Community Bank System, Inc.                                120,344
                                                          2,600  Community Trust Bancorp, Inc.                               76,180
                                                          6,300  Corus Bankshares, Inc.                                      61,299
                                                          1,700  Enterprise Financial Services Corp.                         42,500
                                                         14,100  First BanCorp                                              143,256
                                                          1,600  First Bancorp                                               31,888
                                                          3,700  First Busey Corp.                                           78,144
                                                          5,500  First Charter Corp.                                        146,905
                                                         12,000  First Commonwealth Financial Corp.                         139,080
                                                          3,929  First Community Bancorp, Inc.                              105,494
                                                          1,600  First Community Bancshares, Inc.                            58,272
                                                          5,400  First Financial Bancorp                                     72,630
                                                          3,400  First Financial Bankshares, Inc.                           139,332
                                                          2,400  First Financial Corp.                                       73,872
                                                          3,000  First Merchants Corp.                                       85,620
                                                          7,600  First Midwest Bancorp, Inc.                                211,052
                                                          1,400  First Regional Bancorp (a)                                  22,960
                                                          1,350  First South Bancorp, Inc.                                   30,375
                                                          3,300  First State Bancorp.                                        44,187
                                                         12,400  FirstMerit Corp.                                           256,184
                                                          4,100  Franklin Bank Corp. (a)                                     12,423
                                                          6,350  Frontier Financial Corp.                                   112,268
                                                          8,550  Glacier Bancorp, Inc.                                      163,903
                                                          1,500  Greene County Bancshares, Inc.                              26,535
                                                          4,400  Hancock Holding Co.                                        184,888
                                                          6,800  Hanmi Financial Corp.                                       50,252
                                                          5,103  Harleysville National Corp.                                 73,585
                                                          2,100  Heartland Financial USA, Inc.                               44,436
                                                          1,900  Heritage Commerce Corp.                                     34,827
                                                          1,491  Home Bancshares, Inc.                                       31,117
                                                          2,600  Independent Bank Corp./MA                                   76,830
                                                          4,005  Independent Bank Corp./MI                                   41,572
                                                          3,400  Integra Bank Corp.                                          55,080
                                                          8,326  International Bancshares Corp.                             188,001
                                                          8,300  Investors Bancorp, Inc. (a)                                127,405
                                                          3,600  Irwin Financial Corp.                                       19,116
                                                          2,866  Lakeland Bancorp, Inc.                                      37,057
                                                          2,000  Lakeland Financial Corp.                                    45,300
                                                          5,477  MB Financial, Inc.                                         168,582
                                                          2,477  Macatawa Bank Corp.                                         25,786
                                                          3,080  MainSource Financial Group, Inc.                            47,740
                                                          2,900  Midwest Banc Holdings, Inc.                                 37,062
                                                          5,500  NBT Bancorp, Inc.                                          122,100

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          3,700  Nara Bancorp, Inc.                                   $      48,063
                                                         12,586  National Penn Bancshares, Inc.                             228,939
                                                          2,300  Northfield Bancorp, Inc. (a)                                23,575
                                                         11,200  Old National Bancorp                                       201,600
                                                          2,253  Old Second Bancorp, Inc.                                    59,840
                                                          2,100  Omega Financial Corp.                                       65,520
                                                          3,700  Oriental Financial Group                                    72,927
                                                          7,900  Pacific Capital Bancorp                                    169,850
                                                          2,000  Park National Corp.                                        141,700
                                                          1,700  Peoples Bancorp, Inc.                                       40,987
                                                          3,200  Pinnacle Financial Partners, Inc. (a)                       81,920
                                                          2,800  Piper Jaffray Cos. (a)                                      95,088
                                                          1,450  Preferred Bank                                              24,201
                                                          3,100  PrivateBancorp, Inc.                                        97,557
                                                          5,800  Prosperity Bancshares, Inc.                                166,228
                                                          5,700  Provident Bankshares Corp.                                  61,218
                                                          2,950  Renasant Corp.                                              66,375
                                                          1,511  Republic Bancorp, Inc. Class A                              28,528
                                                            300  Royal Bancshares of Pennsylvania Class A                     4,341
                                                          4,000  S&T Bancorp, Inc.                                          128,680
                                                          1,360  SCBT Financial Corp.                                        45,968
                                                          5,400  SVB Financial Group (a)                                    235,656
                                                          1,785  SY Bancorp, Inc.                                            41,483
                                                          2,600  Sandy Spring Bancorp, Inc.                                  71,552
                                                            200  Santander BanCorp                                            2,022
                                                          2,400  Seacoast Banking Corp. of Florida                           26,280
                                                          3,203  Security Bank Corp.                                         25,464
                                                            800  Sierra Bancorp                                              17,288
                                                          2,300  Simmons First National Corp. Class A                        68,379
                                                         11,300  The South Financial Group, Inc.                            167,918
                                                          1,782  Southside Bancshares, Inc.                                  42,893
                                                          2,500  Southwest Bancorp, Inc.                                     43,775
                                                         11,700  Sterling Bancshares, Inc.                                  116,298
                                                          4,500  Sterling Financial Corp.                                    78,525
                                                          1,800  Suffolk Bancorp                                             57,024
                                                          2,390  Sun Bancorp, Inc. (a)                                       31,476
                                                          5,100  Superior Bancorp (a)                                        25,347
                                                         13,174  Susquehanna Bancshares, Inc.                               268,354
                                                            900  Taylor Capital Group, Inc.                                  14,778
                                                          4,100  Texas Capital Bancshares, Inc. (a)                          69,208
                                                          1,290  Tompkins Trustco, Inc.                                      63,468
                                                          2,300  Trico Bancshares                                            39,813
                                                         13,100  TrustCo Bank Corp. NY                                      116,459
                                                          8,200  Trustmark Corp.                                            182,696
                                                         16,300  UCBH Holdings, Inc.                                        126,488

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          4,800  UMB Financial Corp.                                  $     197,760
                                                          9,888  Umpqua Holdings Corp.                                      153,363
                                                          2,150  Union Bankshares Corp.                                      41,646
                                                          6,500  United Bankshares, Inc.                                    173,225
                                                          6,200  United Community Banks, Inc.                               105,276
                                                            800  United Security Bancshares                                  13,440
                                                          2,000  Univest Corp. of Pennsylvania                               52,380
                                                          2,970  Virginia Commerce Bancorp (a)                               34,096
                                                          2,200  Washington Trust Bancorp, Inc.                              54,604
                                                          3,900  WesBanco, Inc.                                              96,369
                                                          2,600  West Coast Bancorp                                          37,934
                                                          4,600  Westamerica Bancorp.                                       241,960
                                                          2,300  Western Alliance Bancorp (a)                                29,578
                                                          2,700  Wilshire Bancorp, Inc.                                      20,628
                                                          3,600  Wintrust Financial Corp.                                   125,820
                                                                                                                      -------------
                                                                                                                         10,572,034
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%                       1,600  Boston Beer Co., Inc. Class A (a)                           76,064
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                                800  Coca-Cola Bottling Co. Consolidated                         49,296
                                                            600  Farmer Bros. Co.                                            13,884
                                                          2,700  Green Mountain Coffee Roasters, Inc. (a)                    85,455
                                                          5,100  Jones Soda Co. (a)                                          17,799
                                                          1,680  National Beverage Corp.                                     12,886
                                                          2,400  Peet's Coffee & Tea, Inc. (a)                               56,424
                                                                                                                      -------------
                                                                                                                            235,744
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research &                                  2,790  AMAG Pharmaceuticals, Inc. (a)                             112,800
Production - 2.2%                                         5,600  Acadia Pharmaceuticals, Inc. (a)(b)                         50,736
                                                          4,300  Acorda Therapeutics, Inc. (a)                               77,185
                                                          4,400  Albany Molecular Research, Inc. (a)                         53,416
                                                          5,900  Alexion Pharmaceuticals, Inc. (a)                          349,870
                                                          7,600  Allos Therapeutics, Inc. (a)                                46,208
                                                          5,800  Alnylam Pharmaceuticals, Inc. (a)                          141,520
                                                          2,300  Altus Pharmaceuticals, Inc. (a)                             10,465
                                                          8,300  American Oriental Bioengineering, Inc. (a)                  67,230
                                                          1,100  Amicus Therapeutics, Inc. (a)                               11,770
                                                         12,700  Applera Corp. - Celera Genomics Group (a)                  186,690
                                                         12,000  Arena Pharmaceuticals, Inc. (a)                             82,080
                                                         12,700  Ariad Pharmaceuticals, Inc. (a)                             42,799
                                                          5,000  Arqule, Inc. (a)                                            21,400
                                                          6,900  Array Biopharma, Inc. (a)                                   48,369
                                                          4,200  ArthroCare Corp. (a)                                       140,070
                                                            500  Biodel, Inc. (a)                                             5,425
                                                          4,300  Bionovo, Inc. (a)                                            5,461
                                                         11,900  Cell Genesys, Inc. (a)                                      27,965
                                                          9,300  Cubist Pharmaceuticals, Inc. (a)(b)                        171,306
                                                          6,400  Cypress Bioscience, Inc. (a)                                45,824
                                                          4,100  Cytokinetics, Inc. (a)                                      13,612

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         16,700  Discovery Laboratories, Inc. (a)                     $      39,245
                                                         14,000  Encysive Pharmaceuticals, Inc. (a)                          32,900
                                                          7,600  Enzon Pharmaceuticals, Inc. (a)                             69,996
                                                         15,900  Exelixis, Inc. (a)                                         110,505
                                                         14,600  GenVec, Inc. (a)                                            25,696
                                                          1,900  Genomic Health, Inc. (a)                                    35,891
                                                         11,900  Geron Corp. (a)                                             58,072
                                                          9,300  Halozyme Therapeutics, Inc. (a)                             59,148
                                                         22,600  Human Genome Sciences, Inc. (a)                            133,114
                                                          4,100  Idenix Pharmaceuticals, Inc. (a)                            20,582
                                                         11,700  Immunomedics, Inc. (a)                                      32,877
                                                         14,000  Incyte Corp. (a)                                           147,140
                                                          2,900  Integra LifeSciences Holdings Corp. (a)                    126,063
                                                          4,600  InterMune, Inc. (a)                                         67,068
                                                          2,200  Kendle International, Inc. (a)                              98,824
                                                          2,200  Kensey Nash Corp. (a)                                       63,690
                                                          7,100  Keryx Biopharmaceuticals, Inc. (a)                           4,260
                                                          4,900  Kosan Biosciences, Inc. (a)                                  7,693
                                                          8,500  MannKind Corp. (a)                                          50,745
                                                          4,900  Martek Biosciences Corp. (a)                               149,793
                                                          4,000  Maxygen, Inc. (a)                                           25,840
                                                          3,800  Medivation, Inc. (a)                                        54,074
                                                          2,000  Metabolix, Inc. (a)                                         21,900
                                                          4,000  Momenta Pharmaceuticals, Inc. (a)                           43,720
                                                          6,900  Myriad Genetics, Inc. (a)                                  278,001
                                                          9,900  Nabi Biopharmaceuticals, Inc. (a)                           39,798
                                                            600  Nanosphere, Inc. (a)                                         5,196
                                                          5,200  Nastech Pharmaceutical Co., Inc. (a)                        12,220
                                                          6,600  Neurocrine Biosciences, Inc. (a)                            35,640
                                                          3,000  Neurogen Corp. (a)                                           5,580
                                                          2,500  Novacea, Inc. (a)                                            6,750
                                                          2,400  OMRIX Biopharmaceuticals, Inc. (a)                          33,600
                                                          9,500  OSI Pharmaceuticals, Inc. (a)                              355,205
                                                            900  Orexigen Therapeutics, Inc. (a)                              9,270
                                                          2,800  Osiris Therapeutics, Inc. (a)                               35,224
                                                          2,800  PharmaNet Development Group, Inc. (a)                       70,644
                                                          5,000  Poniard Pharmaceuticals, Inc. (a)                           16,750
                                                          3,900  Progenics Pharmaceuticals, Inc. (a)                         25,467
                                                          1,860  Protalix BioTherapeutics, Inc. (a)                           4,892
                                                          6,500  RTI Biologics, Inc. (a)                                     61,425
                                                          5,700  Rigel Pharmaceuticals, Inc. (a)                            106,362
                                                          8,204  Savient Pharmaceuticals, Inc. (a)                          164,080
                                                          8,600  Seattle Genetics, Inc. (a)                                  78,260
                                                            300  Sucampo Pharmaceuticals, Inc. Class A (a)                    2,400
                                                          1,200  Synta Pharmaceuticals Corp. (a)                              9,708
                                                          9,200  Telik, Inc. (a)                                             22,448

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          4,300  Tercica, Inc. (a)                                    $      24,639
                                                          6,000  Vanda Pharmaceuticals, Inc. (a)                             23,220
                                                         11,400  ViroPharma, Inc. (a)                                       101,916
                                                         19,000  XOMA Ltd. (a)                                               49,210
                                                          6,300  ZymoGenetics, Inc. (a)                                      61,740
                                                                                                                      -------------
                                                                                                                          4,830,682
-----------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%                                 1,500  Ameron International Corp.                                 140,295
                                                          1,900  BlueLinx Holdings, Inc.                                      9,671
                                                          4,600  Building Material Holding Corp.                             20,148
                                                          3,000  LSI Industries, Inc.                                        39,630
                                                          3,300  NCI Building Systems, Inc. (a)                              79,860
                                                            200  PGT, Inc. (a)                                                  548
                                                          6,000  Simpson Manufacturing Co., Inc.                            163,080
                                                          4,390  Texas Industries, Inc.                                     263,883
                                                          2,100  Trex Co., Inc. (a)                                          16,548
                                                          3,700  Watsco, Inc.                                               153,254
                                                          3,800  Zoltek Cos., Inc. (a)                                      100,776
                                                                                                                      -------------
                                                                                                                            987,693
-----------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%                                   5,500  U.S. Concrete, Inc. (a)                                     20,900
-----------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.1%                       1,800  Aaon, Inc. (b)                                              36,054
                                                          4,500  Interline Brands, Inc. (a)                                  83,475
                                                                                                                      -------------
                                                                                                                            119,529
-----------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.1%                            2,500  Builders FirstSource, Inc. (a)                              18,150
                                                          7,100  Comfort Systems USA, Inc.                                   92,371
                                                          3,000  Drew Industries, Inc. (a)                                   73,380
                                                          4,000  Griffon Corp. (a)                                           34,400
                                                                                                                      -------------
                                                                                                                            218,301
-----------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.0%                      7,700  Beacon Roofing Supply, Inc. (a)                             77,000
-----------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%                         71,500  Charter Communications, Inc. Class A (a)                    60,918
                                                          4,000  Crown Media Holdings, Inc. Class A (a)                      20,680
                                                         15,900  TiVo, Inc. (a)                                             139,284
                                                                                                                      -------------
                                                                                                                            220,882
-----------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.5%                                 4,300  Ameristar Casinos, Inc.                                     78,475
                                                          8,700  Bally Technologies, Inc. (a)                               298,758
                                                          1,300  Churchill Downs, Inc.                                       61,412
                                                          2,550  Dover Downs Gaming & Entertainment, Inc.                    21,700
                                                          2,600  Isle of Capri Casinos, Inc. (a)                             18,590
                                                          3,500  Lakes Entertainment, Inc. (a)                               15,470
                                                          4,000  MTR Gaming Group, Inc. (a)                                  28,000
                                                          8,500  Magna Entertainment Corp. Class A (a)                        2,890
                                                          1,600  Monarch Casino & Resort, Inc. (a)                           28,336
                                                          4,600  Multimedia Games, Inc. (a)                                  24,564
                                                          9,740  Pinnacle Entertainment, Inc. (a)                           124,672
                                                          1,700  Riviera Holdings Corp. (a)                                  35,037
                                                          5,700  Shuffle Master, Inc. (a)                                    30,495
                                                          5,100  Trump Entertainment Resorts, Inc. (a)                       18,360

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          6,550  WMS Industries, Inc. (a)                             $     235,604
                                                                                                                      -------------
                                                                                                                          1,022,363
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.9%                                          3,000  American Vanguard Corp.                                     49,920
                                                          3,800  Arch Chemicals, Inc.                                       141,588
                                                          2,900  Balchem Corp.                                               66,468
                                                          8,900  CF Industries Holdings, Inc.                               922,218
                                                          3,500  Cabot Microelectronics Corp. (a)                           112,525
                                                          6,000  Calgon Carbon Corp. (a)                                     90,300
                                                          4,700  Cambrex Corp.                                               32,571
                                                          3,000  EnerSys (a)                                                 71,760
                                                          6,100  Energy Conversion Devices, Inc. (a)                        182,390
                                                         11,300  Exide Technologies (a)                                     148,030
                                                          5,600  Georgia Gulf Corp.                                          38,808
                                                         19,200  Hercules, Inc.                                             351,168
                                                          2,700  Innophos Holdings, Inc.                                     43,443
                                                          4,000  Innospec, Inc.                                              84,800
                                                          2,800  LSB Industries, Inc. (a)                                    41,272
                                                          2,800  Landec Corp. (a)                                            23,604
                                                          3,600  Medis Technologies Ltd. (a)                                 32,652
                                                          1,300  NL Industries, Inc.                                         14,196
                                                          2,200  NewMarket Corp.                                            165,990
                                                          2,500  Nuco2, Inc. (a)                                             69,425
                                                          4,600  OM Group, Inc. (a)                                         250,884
                                                         15,100  PolyOne Corp. (a)                                           96,187
                                                          2,000  Polypore International, Inc. (a)                            41,380
                                                          5,700  Rockwood Holdings, Inc. (a)                                186,789
                                                          4,800  Schulman A, Inc.                                            98,544
                                                          5,800  Senomyx, Inc. (a)                                           34,220
                                                          4,000  ShengdaTech, Inc. (a)                                       34,000
                                                          1,000  Stepan Co.                                                  38,230
                                                          5,000  Tronox, Inc. Class A                                        19,950
                                                          2,300  Tronox, Inc. Class B                                         8,970
                                                          8,400  UAP Holding Corp.                                          322,056
                                                         11,500  W.R. Grace & Co. (a)(b)                                    262,430
                                                          3,750  Zep, Inc.                                                   60,825
                                                                                                                      -------------
                                                                                                                          4,137,593
-----------------------------------------------------------------------------------------------------------------------------------
Coal - 0.3%                                              10,300  Alpha Natural Resources, Inc. (a)                          447,432
                                                         19,800  International Coal Group, Inc. (a)                         125,730
                                                          1,500  US BioEnergy Corp. (a)                                       8,850
                                                                                                                      -------------
                                                                                                                            582,012
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.1%                    4,300  Arbitron, Inc.                                             185,588
                                                          1,200  HSW International, Inc. (a)                                  6,048
                                                          5,300  infoUSA, Inc.                                               32,383
                                                          4,300  LECG Corp. (a)                                              40,248
                                                          3,900  LoopNet, Inc. (a)                                           49,530
                                                                                                                      -------------
                                                                                                                            313,797
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%                            11,300  Entravision Communications Corp. Class A (a)         $      75,258
                                                         40,800  Gemstar-TV Guide International, Inc. (a)                   191,760
                                                          3,600  Knology, Inc. (a)                                           46,620
                                                                                                                      -------------
                                                                                                                            313,638
-----------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.0%                         63,300  3Com Corp. (a)                                             144,957
                                                          2,900  Acme Packet, Inc. (a)                                       23,171
                                                          9,100  Adtran, Inc.                                               168,350
                                                          3,000  Anaren, Inc. (a)                                            37,980
                                                          5,000  Anixter International, Inc. (a)(b)                         320,200
                                                            800  Aruba Networks, Inc. (a)                                     4,168
                                                          9,000  Atheros Communications, Inc. (a)                           187,560
                                                         28,800  Avanex Corp. (a)                                            20,448
                                                          7,780  Avocent Corp. (a)                                          131,482
                                                          1,800  Bel Fuse, Inc.                                              50,148
                                                          1,000  BigBand Networks, Inc. (a)                                   5,730
                                                          3,000  Black Box Corp.                                             92,550
                                                            600  CPI International, Inc. (a)                                  5,952
                                                          5,900  CSG Systems International, Inc. (a)                         67,083
                                                          3,100  Cbeyond Communications, Inc. (a)                            58,249
                                                          7,800  Cogent Communications Group, Inc. (a)(b)                   142,818
                                                          2,800  Comtech Group, Inc. (a)                                     30,212
                                                          3,500  Comtech Telecommunications Corp. (a)                       136,500
                                                          4,100  Digi International, Inc. (a)                                47,314
                                                          5,400  Ditech Networks, Inc. (a)                                   15,876
                                                          2,400  EMS Technologies, Inc. (a)                                  65,136
                                                          5,100  Echelon Corp. (a)                                           68,850
                                                         20,500  Extreme Networks, Inc. (a)                                  63,550
                                                         39,900  Finisar Corp. (a)                                           51,072
                                                         23,500  Foundry Networks, Inc. (a)                                 272,130
                                                          2,600  GeoEye, Inc. (a)                                            67,574
                                                         14,200  Harmonic, Inc. (a)                                         107,920
                                                          4,100  Harris Stratex Networks, Inc. Class A (a)                   41,123
                                                            800  Hughes Communications, Inc. (a)                             40,544
                                                          2,200  Infinera Corp. (a)                                          26,400
                                                          7,600  InterDigital, Inc. (a)                                     150,556
                                                          6,700  InterVoice, Inc. (a)                                        53,332
                                                          7,100  Ixia (a)                                                    55,096
                                                          8,000  j2 Global Communications, Inc. (a)                         178,560
                                                          1,900  Loral Space & Communications Ltd. (a)                       45,296
                                                          5,600  NETGEAR, Inc. (a)                                          111,720
                                                          3,700  Network Equipment Technologies, Inc. (a)                    24,309
                                                          3,400  Nextwave Wireless, Inc. (a)                                 17,170
                                                          5,600  Novatel Wireless, Inc. (a)                                  54,208
                                                          3,428  Oplink Communications, Inc. (a)                             30,406
                                                          2,900  Optium Corp. (a)                                            20,387
                                                          3,800  SeaChange International, Inc. (a)                           26,714

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          7,750  Secure Computing Corp. (a)                           $      49,988
                                                            900  Shoretel, Inc. (a)                                           4,608
                                                         42,900  Sonus Networks, Inc. (a)                                   147,576
                                                          3,900  Standard Microsystems Corp. (a)                            113,802
                                                          1,700  Starent Networks Corp. (a)                                  22,950
                                                          2,600  Switch and Data Facilities Co., Inc. (a)                    26,546
                                                         29,700  Sycamore Networks, Inc. (a)                                108,702
                                                          4,100  Syniverse Holdings, Inc. (a)                                68,306
                                                         30,800  TIBCO Software, Inc. (a)                                   219,912
                                                         10,100  Tekelec, Inc. (a)                                          125,745
                                                          7,800  Terremark Worldwide, Inc. (a)                               42,744
                                                         17,300  UTStarcom, Inc. (a)                                         49,132
                                                          3,900  Viasat, Inc. (a)                                            84,708
                                                          7,000  Vonage Holdings Corp. (a)                                   12,950
                                                                                                                      -------------
                                                                                                                          4,340,470
-----------------------------------------------------------------------------------------------------------------------------------
Computer Services Software &                                600  3PAR, Inc. (a)                                               4,056
Systems - 4.8%                                            6,000  ACI Worldwide, Inc. (a)(b)                                 119,520
                                                          9,900  Actuate Corp. (a)(b)                                        40,590
                                                          4,600  American Reprographics Co. (a)                              68,264
                                                          2,800  Ansoft Corp. (a)                                            85,456
                                                         12,600  Ansys, Inc. (a)                                            434,952
                                                            300  ArcSight, Inc. (a)                                           2,073
                                                         13,000  Ariba, Inc. (a)                                            125,580
                                                         20,800  Art Technology Group, Inc. (a)                              80,704
                                                          4,500  AsiaInfo Holdings, Inc. (a)                                 48,870
                                                         34,000  BearingPoint, Inc. (a)                                      57,120
                                                          7,200  Blackbaud, Inc.                                            174,816
                                                          4,800  Blackboard, Inc. (a)                                       159,984
                                                            700  BladeLogic, Inc. (a)                                        19,635
                                                          5,000  Blue Coat Systems, Inc. (a)                                110,200
                                                         13,600  Borland Software Corp. (a)                                  27,472
                                                          3,500  Bottomline Technologies, Inc. (a)                           44,100
                                                          5,000  CACI International, Inc. Class A (a)                       227,750
                                                          8,100  CMGI, Inc. (a)                                             107,406
                                                          2,900  COMSYS IT Partners, Inc. (a)                                24,534
                                                          5,360  Chordiant Software, Inc. (a)                                32,321
                                                          9,500  Ciber, Inc. (a)                                             46,550
                                                          1,200  ComScore, Inc. (a)                                          24,072
                                                          6,200  CommVault Systems, Inc. (a)                                 76,880
                                                            500  Compellent Technologies, Inc. (a)                            6,250
                                                            700  Comverge, Inc. (a)                                           7,231
                                                          6,600  Concur Technologies, Inc. (a)                              204,930
                                                            800  Constant Contact, Inc. (a)                                  11,584
                                                          5,400  DealerTrack Holdings, Inc. (a)                             109,188
                                                            900  Delrek, Inc. (a)                                            11,682
                                                          6,700  Digital River, Inc. (a)                                    207,499

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          3,200  DivX, Inc. (a)                                       $      22,400
                                                          1,700  Double-Take Software, Inc. (a)                              19,856
                                                          4,400  EPIQ Systems, Inc. (a)                                      68,288
                                                          9,100  Electronics for Imaging, Inc. (a)                          135,772
                                                          9,600  Epicor Software Corp. (a)                                  107,520
                                                          5,800  Equinix, Inc. (a)                                          385,642
                                                         10,900  Gartner, Inc. Class A (a)                                  210,806
                                                          2,300  i2 Technologies, Inc. (a)                                   25,898
                                                          2,600  iGate Corp. (a)                                             18,512
                                                          2,500  Imergent, Inc.                                              28,475
                                                         14,500  Informatica Corp. (a)                                      247,370
                                                          3,700  Information Services Group, Inc. (a)                        19,092
                                                          1,621  Integral Systems, Inc.                                      47,382
                                                          1,800  Interactive Intelligence, Inc. (a)                          21,186
                                                            200  Internet Brands, Inc. Class A (a)                            1,474
                                                          6,300  Internet Capital Group, Inc. (a)                            65,961
                                                          7,500  Interwoven, Inc. (a)                                        80,100
                                                          4,500  JDA Software Group, Inc. (a)                                82,125
                                                          4,100  Kenexa Corp. (a)                                            75,768
                                                          1,800  Keynote Systems, Inc. (a)                                   21,222
                                                         20,900  Lawson Software, Inc. (a)                                  157,377
                                                          2,000  Limelight Networks, Inc. (a)                                 6,480
                                                          9,800  Lionbridge Technologies, Inc. (a)                           32,830
                                                          7,800  LivePerson, Inc. (a)                                        23,790
                                                          6,300  MSC.Software Corp. (a)                                      81,837
                                                          8,600  Macrovision Corp. (a)                                      116,100
                                                          6,100  Magma Design Automation, Inc. (a)                           58,377
                                                          4,500  Manhattan Associates, Inc. (a)                             103,185
                                                          3,100  Mantech International Corp. Class A (a)                    140,616
                                                         13,900  Mentor Graphics Corp. (a)                                  122,737
                                                          2,500  Mercadolibre, Inc. (a)                                      99,400
                                                          3,700  Mercury Computer Systems, Inc. (a)                          20,794
                                                          1,600  MicroStrategy, Inc. Class A (a)                            118,384
                                                         13,200  Micros Systems, Inc. (a)                                   444,312
                                                          1,200  Monotype Imaging Holdings, Inc. (a)                         18,132
                                                          5,200  Ness Technologies, Inc. (a)                                 49,348
                                                            800  NetSuite, Inc. (a)                                          17,232
                                                          1,100  Netezza Corp. (a)                                           10,417
                                                         23,500  Nuance Communications, Inc. (a)                            409,135
                                                          7,213  Omniture, Inc. (a)                                         167,414
                                                         23,600  On2 Technologies, Inc. (a)                                  24,072
                                                         10,000  OpenTV Corp. (a)                                            11,800
                                                         13,500  Openwave Systems, Inc.                                      33,075
                                                          3,500  PDF Solutions, Inc. (a)                                     19,285
                                                            800  PROS Holdings, Inc. (a)                                     10,040
                                                          6,100  Packeteer, Inc. (a)                                         31,049

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         19,020  Parametric Technology Corp. (a)                      $     303,940
                                                          1,300  Pegasystems, Inc.                                           12,519
                                                          6,900  Progress Software Corp. (a)                                206,448
                                                          1,200  QAD, Inc.                                                   10,092
                                                         11,100  Quest Software, Inc. (a)                                   145,077
                                                         15,500  RealNetworks, Inc. (a)                                      88,815
                                                          2,700  RightNow Technologies, Inc. (a)                             32,130
                                                         26,140  SAIC, Inc. (a)                                             485,943
                                                          4,450  SAVVIS, Inc. (a)                                            72,402
                                                          2,100  SI International, Inc. (a)                                  40,299
                                                          3,000  SPSS, Inc. (a)                                             116,340
                                                          6,700  SRA International, Inc. Class A (a)                        162,877
                                                          5,100  SYKES Enterprises, Inc. (a)                                 89,709
                                                          2,100  SYNNEX Corp. (a)                                            44,562
                                                         14,200  Sapient Corp. (a)                                           98,832
                                                          5,000  Sigma Designs, Inc. (a)                                    113,350
                                                          5,600  Smith Micro Software, Inc. (a)                              34,272
                                                          3,800  Solera Holdings, Inc. (a)                                   92,568
                                                         10,500  SonicWALL, Inc. (a)                                         85,785
                                                            200  Sourcefire, Inc. (a)                                         1,192
                                                         14,000  Sourceforge, Inc. (a)                                       27,860
                                                          1,000  Stanley, Inc. (a)                                           29,460
                                                          1,200  SuccessFactors, Inc. (a)                                    11,712
                                                         14,200  Sybase, Inc. (a)                                           373,460
                                                          2,800  Synchronoss Technologies, Inc. (a)                          56,084
                                                          1,700  Syntel, Inc.                                                45,305
                                                          2,700  Taleo Corp. Class A (a)                                     52,380
                                                            800  TechTarget, Inc. (a)                                        11,336
                                                          7,300  The TriZetto Group, Inc. (a)                               121,837
                                                          6,900  Tyler Technologies, Inc. (a)                                96,462
                                                          4,200  Ultimate Software Group, Inc. (a)                          126,252
                                                            800  Unica Corp. (a)                                              5,440
                                                          4,500  VASCO Data Security International, Inc. (a)                 61,335
                                                            100  Veraz Networks, Inc. (a)                                       246
                                                          4,600  Vignette Corp. (a)                                          60,766
                                                            200  Virtusa Corp. (a)                                            1,952
                                                          7,600  Websense, Inc. (a)                                         142,500
                                                         12,700  Wind River Systems, Inc. (a)                                98,298
                                                          8,100  Zoran Corp. (a)                                            110,646
                                                                                                                      -------------
                                                                                                                         10,383,819
-----------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 0.8%                               19,500  Adaptec, Inc. (a)                                           57,330
                                                          6,200  Advanced Analogic Technologies, Inc. (a)                    34,844
                                                          6,400  Cray, Inc. (a)                                              38,144
                                                          1,100  Data Domain, Inc. (a)                                       26,180
                                                         13,800  Emulex Corp. (a)                                           224,112
                                                          5,900  FalconStor Software, Inc. (a)                               44,899

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          3,800  Hutchinson Technology, Inc. (a)                      $      60,458
                                                          5,100  Imation Corp.                                              115,974
                                                          5,400  Immersion Corp. (a)                                         38,394
                                                          9,300  Intermec, Inc. (a)                                         206,367
                                                            300  Isilon Systems, Inc. (a)                                     1,464
                                                         15,600  Palm, Inc.                                                  78,000
                                                         14,100  Perot Systems Corp. Class A (a)                            212,064
                                                         31,900  Quantum Corp. (a)                                           68,266
                                                          4,900  Rackable Systems, Inc. (a)                                  44,688
                                                          4,400  Radiant Systems, Inc. (a)                                   61,468
                                                          3,700  Radisys Corp. (a)                                           37,333
                                                          2,000  Rimage Corp. (a)                                            43,800
                                                          6,000  STEC, Inc. (a)                                              37,140
                                                         19,700  Safeguard Scientifics, Inc. (a)                             29,353
                                                            600  Silicon Graphics, Inc. (a)                                   7,140
                                                          3,600  Stratasys, Inc. (a)                                         64,080
                                                          3,900  Synaptics, Inc. (a)                                         93,132
                                                         10,000  Trident Microsystems, Inc. (a)                              51,500
                                                                                                                      -------------
                                                                                                                          1,676,130
-----------------------------------------------------------------------------------------------------------------------------------
Construction - 0.3%                                       2,163  Brookfield Homes Corp.                                      36,338
                                                         10,300  EMCOR Group, Inc. (a)                                      228,763
                                                          5,700  Granite Construction, Inc.                                 186,447
                                                          2,800  Great Lakes Dredge & Dock Corp.                             14,476
                                                          4,100  Perini Corp. (a)                                           148,543
                                                                                                                      -------------
                                                                                                                            614,567
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.8%                              24,600  CNET Networks, Inc. (a)(b)                                 174,660
                                                          3,000  DTS, Inc. (a)                                               72,000
                                                         18,800  EarthLink, Inc. (a)                                        141,940
                                                            100  Glu Mobile, Inc. (a)                                           449
                                                          5,500  InfoSpace, Inc.                                             63,635
                                                          7,010  Internap Network Services Corp. (a)                         34,770
                                                          8,200  Ipass, Inc. (a)                                             24,764
                                                          3,100  LoJack Corp. (a)                                            39,184
                                                          6,300  Midway Games, Inc. (a)                                      17,010
                                                          6,400  NIC, Inc.                                                   45,504
                                                          6,900  NetFlix, Inc. (a)                                          239,085
                                                            400  Protection One, Inc. (a)                                     3,836
                                                          4,500  Sohu.com, Inc. (a)                                         203,085
                                                         10,300  THQ, Inc. (a)                                              224,540
                                                         12,000  Take-Two Interactive Software, Inc. (a)                    306,240
                                                         10,900  United Online, Inc.                                        115,104
                                                          2,300  Universal Electronics, Inc. (a)                             55,683
                                                                                                                      -------------
                                                                                                                          1,761,489
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.5%                                  8,200  American Greetings Corp. Class A                           152,110
                                                          4,300  Blyth, Inc.                                                 84,796
                                                          1,000  CSS Industries, Inc.                                        34,960

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          2,600  Citi Trends, Inc. (a)                                $      47,970
                                                          2,700  Mannatech, Inc.                                             19,251
                                                          5,100  Matthews International Corp. Class A                       246,075
                                                          5,000  Nautilus, Inc.                                              16,450
                                                          3,200  RC2 Corp. (a)                                               67,104
                                                          6,200  Smith & Wesson Holding Corp. (a)                            31,124
                                                          6,400  Spectrum Brands, Inc. (a)                                   29,248
                                                         10,100  Tupperware Corp.                                           390,668
                                                          1,500  USANA Health Sciences, Inc. (a)                             33,045
                                                                                                                      -------------
                                                                                                                          1,152,801
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                                  10,800  AptarGroup, Inc.                                           420,444
Metals & Glass - 0.5%                                     5,200  Greif, Inc.                                                353,236
                                                          6,100  Mobile Mini, Inc. (a)                                      115,900
                                                          4,000  Silgan Holdings, Inc.                                      198,520
                                                                                                                      -------------
                                                                                                                          1,088,100
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                                   1,000  AEP Industries, Inc. (a)                                    30,290
Paper & Plastic - 0.1%                                   11,200  Graphic Packaging Holding Co. (a)                           32,704
                                                          4,700  Myers Industries, Inc.                                      61,711
                                                                                                                      -------------
                                                                                                                            124,705
-----------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                             6,200  Mueller Industries, Inc.                                   178,870
-----------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                                          4,300  Elizabeth Arden, Inc. (a)                                   85,785
                                                          4,600  Helen of Troy Ltd. (a)                                      77,142
                                                          1,000  Inter Parfums, Inc.                                         22,080
                                                          8,600  Nu Skin Enterprises, Inc. Class A                          154,972
                                                         31,991  Revlon, Inc. Class A (a)                                    31,351
                                                          1,600  Ulta Salon Cosmetics & Fragrance, Inc. (a)                  22,464
                                                                                                                      -------------
                                                                                                                            393,794
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.5%                       100  ACA Capital Holdings, Inc. (a)                                  30
                                                          1,000  Cardtronics, Inc. (a)                                        6,970
                                                            800  Clayton Holdings, Inc. (a)                                   3,712
                                                          1,100  Duff & Phelps Corp. (a)                                     19,789
                                                          7,500  Euronet Worldwide, Inc. (a)                                144,450
                                                          1,800  Evercore Partners, Inc. Class A                             31,950
                                                          1,350  FCStone Group, Inc. (a)                                     37,395
                                                          9,800  F.N.B. Corp.                                               152,978
                                                          3,000  Greenhill & Co., Inc.                                      208,680
                                                          8,400  Heckmann Corp. (a)                                          62,580
                                                          8,300  Hicks Acquisition Co. I, Inc. (a)                           76,194
                                                          3,100  Huron Consulting Group, Inc. (a)                           128,805
                                                          6,000  Interactive Brokers Group, Inc. Class A (a)                154,020
                                                          5,000  Marathon Acquisition Corp. (a)                              38,600
                                                          5,700  NRDC Acquisition Corp. (a)                                  52,383
                                                          1,300  Oritani Financial Corp. (a)                                 19,721
                                                          6,600  Triplecrown Acquisition Corp. (a)                           60,192
                                                                                                                      -------------
                                                                                                                          1,198,449
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Materials &                                   6,300  Acuity Brands, Inc.                                  $     270,585
Processing - 0.8%                                         7,100  Barnes Group, Inc.                                         162,945
                                                          7,900  Brady Corp.                                                264,097
                                                          8,300  Clarcor, Inc.                                              295,065
                                                         15,400  Hexcel Corp. (a)                                           294,294
                                                          2,600  Koppers Holdings, Inc.                                     115,206
                                                         12,000  Olin Corp.                                                 237,120
                                                          4,900  Tredegar Corp.                                              89,229
                                                          1,100  Valhi, Inc.                                                 25,729
                                                                                                                      -------------
                                                                                                                          1,754,270
-----------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.5%                          100  Arden Group, Inc. Class A                                   14,300
                                                          8,500  Casey's General Stores, Inc.                               192,100
                                                          4,107  The Great Atlantic & Pacific Tea Co., Inc. (a)             107,686
                                                          2,100  Ingles Markets, Inc. Class A                                51,639
                                                          5,300  Longs Drug Stores Corp.                                    225,038
                                                          2,300  Nash Finch Co.                                              78,154
                                                          6,600  Ruddick Corp.                                              243,276
                                                          3,500  Spartan Stores, Inc.                                        72,975
                                                            400  Village Super Market, Inc. Class A                          20,600
                                                          2,000  Weis Markets, Inc.                                          68,940
                                                          5,100  Winn-Dixie Stores, Inc. (a)                                 91,596
                                                                                                                      -------------
                                                                                                                          1,166,304
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.3%                              400  Affymax, Inc. (a)                                            5,640
                                                          7,900  Akorn, Inc. (a)                                             37,367
                                                          2,400  Alexza Pharmaceuticals, Inc. (a)                            16,512
                                                         15,700  Alkermes, Inc. (a)                                         186,516
                                                          6,600  Alpharma, Inc. Class A (a)                                 172,986
                                                          4,800  Auxilium Pharmaceuticals, Inc. (a)                         128,352
                                                          5,600  BMP Sunstone Corp. (a)                                      42,896
                                                          3,100  Bentley Pharmaceuticals, Inc. (a)                           50,375
                                                            800  BioForm Medical, Inc. (a)                                    3,680
                                                         15,600  BioMarin Pharmaceuticals, Inc. (a)                         551,772
                                                          9,700  CV Therapeutics, Inc. (a)                                   69,161
                                                          2,400  Cadence Pharmaceuticals, Inc. (a)                           14,280
                                                          1,300  Caraco Pharmaceutical Laboratories Ltd. (a)                 23,335
                                                          2,800  Chattem, Inc. (a)                                          185,752
                                                         13,000  CytRx Corp. (a)                                             14,430
                                                         14,900  Dendreon Corp. (a)                                          71,818
                                                         10,800  Durect Corp. (a)                                            56,700
                                                            300  Emergent Biosolutions, Inc. (a)                              2,676
                                                          4,800  Enzo Biochem, Inc. (a)                                      43,632
                                                          2,300  GTx, Inc. (a)                                               36,984
                                                         11,000  Indevus Pharmaceuticals, Inc. (a)                           52,470
                                                         14,400  Isis Pharmaceuticals, Inc. (a)                             203,184
                                                          8,600  Javelin Pharmaceuticals, Inc. (a)                           24,166
                                                          1,400  Jazz Pharmaceuticals, Inc. (a)                              12,628

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          5,800  K-V Pharmaceutical Co. Class A (a)                   $     144,768
                                                         12,300  Ligand Pharmaceuticals, Inc. Class B                        49,200
                                                            500  MAP Pharmaceuticals, Inc. (a)                                6,985
                                                         20,500  Medarex, Inc. (a)                                          181,425
                                                          8,400  Medicines Co. (a)                                          169,680
                                                          8,500  Medicis Pharmaceutical Corp. Class A                       167,365
                                                         14,900  Nektar Therapeutics (a)                                    103,406
                                                          4,200  Noven Pharmaceuticals, Inc. (a)                             37,716
                                                            500  Obagi Medical Products, Inc. (a)                             4,340
                                                          8,920  Onyx Pharmaceuticals, Inc. (a)                             258,948
                                                          6,200  Pain Therapeutics, Inc. (a)                                 52,390
                                                          5,700  Par Pharmaceutical Cos., Inc. (a)                           99,123
                                                          4,800  Penwest Pharmaceuticals Co. (a)                             12,480
                                                         12,600  Perrigo Co.                                                475,398
                                                          4,300  Pozen, Inc. (a)                                             44,548
                                                          4,700  Quidel Corp. (a)                                            75,482
                                                            130  RXi Pharmaceuticals Corp. (a)                                1,009
                                                          9,900  Regeneron Pharmaceuticals, Inc. (a)                        189,981
                                                          8,200  Salix Pharmaceuticals Ltd. (a)                              51,496
                                                         10,700  Santarus, Inc. (a)                                          27,499
                                                          5,500  Sciele Pharma, Inc. (a)                                    107,250
                                                          1,500  Sirtris Pharmaceuticals, Inc. (a)                           19,485
                                                          2,900  Somaxon Pharmaceuticals, Inc. (a)                           13,775
                                                          8,700  SuperGen, Inc. (a)                                          21,837
                                                            800  Trubion Pharmaceuticals, Inc. (a)                            7,552
                                                          3,500  United Therapeutics Corp. (a)                              303,450
                                                         14,900  Valeant Pharmaceuticals International (a)                  191,167
                                                          8,300  Vivus, Inc. (a)                                             50,049
                                                          3,300  Xenoport, Inc. (a)                                         133,551
                                                                                                                      -------------
                                                                                                                          5,008,667
-----------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.6%                                   600  American Public Education, Inc. (a)                         18,222
                                                          4,300  Bright Horizons Family Solutions, Inc. (a)                 185,072
                                                          1,600  Capella Education Co. (a)                                   87,360
                                                         14,500  Corinthian Colleges, Inc. (a)(b)                           104,835
                                                          9,700  DeVry, Inc.                                                405,848
                                                            100  Lincoln Educational Services Corp. (a)                       1,200
                                                          1,200  Renaissance Learning, Inc.                                  16,788
                                                          2,400  Strayer Education, Inc.                                    366,000
                                                          3,800  Universal Technical Institute, Inc. (a)                     44,574
                                                                                                                      -------------
                                                                                                                          1,229,899
-----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%                          11,100  Benchmark Electronics, Inc. (a)                            199,245
                                                          1,700  Coleman Cable, Inc. (a)                                     18,700
                                                          2,600  OSI Systems, Inc. (a)                                       59,852
                                                          7,500  Plexus Corp. (a)                                           210,375
                                                          7,300  TTM Technologies, Inc. (a)                                  82,636
                                                          4,000  Universal Display Corp. (a)                                 57,280
                                                                                                                      -------------
                                                                                                                            628,088
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment &                                    3,300  A.O. Smith Corp.                                     $     108,471
Components - 0.7%                                         1,700  AZZ Inc. (a)                                                60,486
                                                          6,200  American Superconductor Corp. (a)                          143,778
                                                          7,470  Baldor Electric Co.                                        209,160
                                                          5,800  CTS Corp.                                                   62,060
                                                          4,000  Cohu, Inc.                                                  65,000
                                                          3,100  Franklin Electric Co., Inc.                                105,927
                                                          3,900  Littelfuse, Inc. (a)                                       136,383
                                                          7,600  MKS Instruments, Inc. (a)                                  162,640
                                                            800  Orion Energy Systems, Inc. (a)                               7,632
                                                          1,300  Powell Industries, Inc. (a)                                 51,181
                                                         12,200  Power-One, Inc. (a)                                         39,162
                                                          4,400  Sonic Solutions, Inc. (a)                                   42,460
                                                         10,500  Taser International, Inc. (a)                               98,280
                                                          6,600  Technitrol, Inc.                                           152,658
                                                          2,500  Triumph Group, Inc.                                        142,325
                                                                                                                      -------------
                                                                                                                          1,587,603
-----------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.0%                      800  National Presto Industries, Inc.                            41,920
-----------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.7%                                        4,000  Agilysys, Inc.                                              46,400
                                                          7,300  Arrowhead Research Corp. (a)                                20,659
                                                          6,500  Avid Technology, Inc. (a)                                  158,210
                                                          5,200  Daktronics, Inc.                                            93,132
                                                         21,600  Flir Systems, Inc. (a)                                     649,944
                                                          3,900  II-VI, Inc. (a)                                            148,122
                                                         22,300  MRV Communications, Inc. (a)                                30,551
                                                          6,400  Methode Electronics, Inc.                                   74,816
                                                          1,400  Multi-Fineline Electronix, Inc. (a)                         26,278
                                                          3,500  Park Electrochemical Corp.                                  90,475
                                                          9,400  Semtech Corp. (a)                                          134,702
                                                          2,100  Supertex, Inc. (a)                                          42,861
                                                                                                                      -------------
                                                                                                                          1,516,150
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges & Meters - 0.3%          2,400  Faro Technologies, Inc. (a)                                 74,832
                                                          4,890  Itron, Inc. (a)                                            441,225
                                                          2,700  Measurement Specialties, Inc. (a)                           47,169
                                                            700  OYO Geospace Corp. (a)                                      31,794
                                                          2,700  Zygo Corp. (a)                                              33,588
                                                                                                                      -------------
                                                                                                                            628,608
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 1.5%                       2,200  Accuray, Inc. (a)                                           17,182
                                                         10,500  Affymetrix, Inc. (a)(b)                                    182,805
                                                          2,000  Analogic Corp.                                             133,080
                                                          2,700  Aspect Medical Systems, Inc. (a)                            16,470
                                                         10,000  Bruker BioSciences Corp. (a)                               153,900
                                                          1,600  Cynosure, Inc. Class A (a)                                  34,080
                                                          2,300  Datascope Corp.                                             95,289
                                                          6,900  eResearch Technology, Inc. (a)                              85,698
                                                          3,600  Greatbatch, Inc. (a)                                        66,276

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          4,200  Haemonetics Corp. (a)                                $     250,236
                                                         19,680  Hologic, Inc. (a)                                        1,094,208
                                                          8,707  Illumina, Inc. (a)                                         660,861
                                                          5,600  Luminex Corp. (a)                                          110,040
                                                          2,000  Masimo Corp. (a)                                            52,000
                                                          9,700  Minrad International, Inc. (a)                              22,795
                                                          3,900  Natus Medical, Inc. (a)                                     70,785
                                                          3,300  NxStage Medical, Inc. (a)                                   14,256
                                                          2,800  Quality Systems, Inc.                                       83,636
                                                          2,900  Sirona Dental Systems, Inc. (a)                             78,213
                                                          1,500  Tomotherapy, Inc. (a)                                       21,525
                                                          3,400  Zoll Medical Corp. (a)                                      90,406
                                                                                                                      -------------
                                                                                                                          3,333,741
-----------------------------------------------------------------------------------------------------------------------------------
Electronics:                                              4,500  Actel Corp. (a)                                             68,895
Semi-Conductors/Components - 1.5%                        17,000  Amkor Technology, Inc. (a)                                 181,900
                                                          9,600  Anadigics, Inc. (a)                                         62,976
                                                         11,575  Applied Micro Circuits Corp. (a)                            83,108
                                                            700  AuthenTec, Inc. (a)                                          6,958
                                                            700  Cavium Networks, Inc. (a)                                   11,480
                                                         14,400  Cirrus Logic, Inc. (a)                                      96,768
                                                         79,800  Conexant Systems, Inc. (a)                                  46,276
                                                          4,300  DSP Group, Inc. (a)                                         54,782
                                                          4,800  Diodes, Inc. (a)                                           105,408
                                                          5,900  Exar Corp. (a)                                              48,557
                                                          2,100  Excel Technology, Inc. (a)                                  56,616
                                                          7,800  Formfactor, Inc. (a)                                       148,980
                                                          2,400  Hittite Microwave Corp. (a)                                 89,808
                                                          1,100  IPG Photonics Corp. (a)                                     17,259
                                                          4,200  IXYS Corp. (a)                                              28,686
                                                         19,900  Lattice Semiconductor Corp. (a)                             56,516
                                                          7,100  MIPS Technologies, Inc. (a)                                 28,116
                                                          9,000  Micrel, Inc.                                                83,430
                                                         12,400  Microsemi Corp. (a)                                        282,720
                                                          8,700  Microtune, Inc. (a)                                         31,842
                                                          3,600  Monolithic Power Systems, Inc. (a)                          63,468
                                                          2,800  Netlogic Microsystems, Inc. (a)                             67,592
                                                         49,955  ON Semiconductor Corp. (a)                                 283,744
                                                          8,300  Omnivision Technologies, Inc. (a)                          139,606
                                                          4,400  PLX Technology, Inc. (a)                                    29,348
                                                         32,900  PMC-Sierra, Inc. (a)                                       187,530
                                                          4,200  Pericom Semiconductor Corp. (a)                             61,656
                                                         41,037  RF Micro Devices, Inc. (a)                                 109,158
                                                            800  Rubicon Technology, Inc. (a)                                23,184
                                                          9,800  SiRF Technology Holdings, Inc. (a)                          49,882
                                                         14,300  Silicon Image, Inc. (a)                                     71,643
                                                         15,400  Silicon Storage Technology, Inc. (a)                        40,348

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         24,800  Skyworks Solutions, Inc. (a)                         $     180,544
                                                         13,600  Spansion LLC Class A (a)                                    37,400
                                                         11,800  Syntax-Brillian Corp. (a)                                   11,564
                                                          3,200  Techwell, Inc. (a)                                          34,688
                                                          7,800  Tessera Technologies, Inc. (a)                             162,240
                                                         23,700  TriQuint Semiconductor, Inc. (a)                           119,922
                                                          3,300  Volterra Semiconductor Corp. (a)                            37,389
                                                                                                                      -------------
                                                                                                                          3,301,987
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.4%                            2,300  3D Systems Corp. (a)                                        33,787
                                                          4,600  Acacia Research - Acacia Technologies (a)(b)                26,450
                                                          1,500  American Science & Engineering, Inc.                        81,855
                                                          5,200  Applied Energetics, Inc. (a)                                 8,632
                                                          6,700  Checkpoint Systems, Inc. (a)                               179,895
                                                          7,100  Cogent, Inc. (a)                                            66,953
                                                          2,500  Cubic Corp.                                                 71,075
                                                          1,300  Eagle Test Systems, Inc. (a)                                13,650
                                                          3,300  Gerber Scientific, Inc. (a)                                 29,337
                                                         12,600  ION Geophysical Corp. (a)                                  173,880
                                                          2,100  Innovative Solutions & Support, Inc. (a)                    22,197
                                                         13,500  Kemet Corp. (a)                                             54,540
                                                          4,200  ScanSource, Inc. (a)                                       151,998
                                                          7,300  Smart Modular Technologies WWH, Inc. (a)                    45,333
                                                            700  Super Micro Computer, Inc. (a)                               5,845
                                                                                                                      -------------
                                                                                                                            965,427
-----------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.6%                               2,100  Alon USA Energy, Inc.                                       31,941
                                                            900  Approach Resources, Inc. (a)                                14,112
                                                          4,930  Aventine Renewable Energy Holdings, Inc. (a)                25,636
                                                          2,900  CVR Energy, Inc. (a)                                        66,787
                                                          2,100  Clean Energy Fuels Corp. (a)                                28,056
                                                          3,300  Concho Resources, Inc. (a)                                  84,612
                                                          5,600  Crosstex Energy, Inc.                                      190,120
                                                          1,400  Dawson Geophysical Co. (a)                                  94,500
                                                            500  EnerNOC, Inc. (a)                                            5,700
                                                         12,500  Evergreen Energy, Inc. (a)                                  19,250
                                                         15,400  Evergreen Solar, Inc. (a)                                  142,758
                                                         10,800  FuelCell Energy, Inc. (a)                                   71,820
                                                          1,567  GeoMet, Inc. (a)                                            10,436
                                                          4,500  Matrix Service Co. (a)                                      77,310
                                                          5,800  Nova Biosource Fuels, Inc. (a)                               8,758
                                                          2,100  Ormat Technologies, Inc.                                    90,321
                                                          5,600  Pacific Ethanol, Inc. (a)                                   24,472
                                                          6,300  Penn Virginia Corp.                                        277,767
                                                         30,200  Rentech, Inc. (a)                                           26,878
                                                          1,700  Teekay Tankers Ltd. Class A                                 29,095
                                                          5,300  Verenium Corp. (a)                                          18,656
                                                                                                                      -------------
                                                                                                                          1,338,985
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting                                 6,800  Aecom Technology Corp. (a)(b)                        $     176,868
Services - 0.3%                                           2,500  Clean Harbors, Inc. (a)                                    162,500
                                                          6,600  Dycom Industries, Inc. (a)                                  79,266
                                                          3,300  ENGlobal Corp. (a)                                          28,215
                                                          2,100  Integrated Electrical Services, Inc. (a)                    32,991
                                                          2,500  Layne Christensen Co. (a)                                   87,550
                                                          1,300  Michael Baker Corp. (a)                                     29,198
                                                                                                                      -------------
                                                                                                                            596,588
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.2%                                      2,200  Carmike Cinemas, Inc.                                       22,616
                                                          3,800  Cinemark Holdings, Inc.                                     48,602
                                                          6,700  Gaylord Entertainment Co. (a)                              202,943
                                                         12,100  Live Nation, Inc. (a)                                      146,773
                                                          3,600  LodgeNet Interactive Corp. (a)                              21,924
                                                          2,300  Speedway Motorsports, Inc.                                  57,661
                                                                                                                      -------------
                                                                                                                            500,519
-----------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.2%                                       15,000  Terra Industries, Inc. (a)                                 532,950
-----------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.1%                                  2,100  Asta Funding, Inc.                                          29,253
                                                            878  Credit Acceptance Corp. (a)                                 13,635
                                                          3,300  MVC Capital, Inc.                                           50,292
                                                          1,800  NewStar Financial, Inc. (a)                                  9,324
                                                          2,900  Riskmetrics Group, Inc. (a)                                 56,115
                                                          3,000  World Acceptance Corp. (a)                                  95,550
                                                                                                                      -------------
                                                                                                                            254,169
-----------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                               10,900  Advance America, Cash Advance Centers, Inc.                 82,295
                                                          2,300  Dollar Financial Corp. (a)                                  52,900
                                                          3,400  Encore Capital Group, Inc. (a)                              23,120
                                                          2,200  Nelnet, Inc. Class A                                        25,850
                                                            500  QC Holdings, Inc.                                            4,525
                                                                                                                      -------------
                                                                                                                            188,690
-----------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services & Systems - 0.7        3,000  Advent Software, Inc. (a)(b)                               127,860
                                                            860  Cass Information Systems, Inc.                              27,142
                                                          3,300  CompuCredit Corp. (a)                                       29,271
                                                         10,441  CyberSource Corp. (a)                                      152,543
                                                          8,700  Deluxe Corp.                                               167,127
                                                          4,000  eSpeed, Inc. Class A (a)                                    46,640
                                                          3,300  ExlService Holdings, Inc. (a)                               75,768
                                                          2,400  Heartland Payment Systems, Inc.                             55,224
                                                          9,400  Hypercom Corp. (a)                                          40,796
                                                         12,800  Jack Henry & Associates, Inc.                              315,776
                                                          5,200  Online Resources Corp. (a)                                  50,024
                                                          4,200  TNS, Inc.                                                   86,688
                                                          5,300  TradeStation Group, Inc. (a)                                45,156
                                                          6,500  Wright Express Corp. (a)                                   199,745
                                                                                                                      -------------
                                                                                                                          1,419,760
-----------------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.3%                     1,700  Bankrate, Inc. (a)                                          84,813
                                                          8,780  INVESTools, Inc. (a)                                        96,492

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          5,900  Interactive Data Corp.                               $     167,973
                                                          2,000  Morningstar, Inc. (a)                                      122,700
                                                         17,500  Move, Inc. (a)                                              53,900
                                                          9,400  S1 Corp. (a)                                                66,834
                                                          3,400  TheStreet.com, Inc.                                         27,472
                                                                                                                      -------------
                                                                                                                            620,184
-----------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.6%                            5,700  Advanta Corp. Class B                                       40,071
                                                          2,800  Asset Acceptance Capital Corp.                              26,964
                                                          4,800  Cash America International, Inc.                           174,720
                                                          1,900  Federal Agricultural Mortgage Corp. Class B                 49,590
                                                          4,500  Financial Federal Corp.                                     98,145
                                                          4,600  First Cash Financial Services, Inc. (a)                     47,518
                                                          6,000  Global Cash Access, Inc. (a)                                35,160
                                                          2,300  LandAmerica Financial Group, Inc.                           90,781
                                                          2,600  Portfolio Recovery Associates, Inc.                        111,514
                                                          1,500  RAM Holdings Ltd. (a)                                        3,405
                                                          3,000  Sanders Morris Harris Group, Inc.                           24,480
                                                         10,600  Sotheby's Holdings, Inc. Class A                           306,446
                                                          3,260  Sterling Bancorp                                            50,628
                                                          2,500  Stewart Information Services Corp.                          69,975
                                                          2,200  Stifel Financial Corp. (a)                                  98,780
                                                          1,700  Triad Guaranty, Inc. (a)                                     8,500
                                                          1,000  WSFS Financial Corp.                                        49,280
                                                            800  Wauwatosa Holdings, Inc. (a)                                 9,520
                                                                                                                      -------------
                                                                                                                          1,295,477
-----------------------------------------------------------------------------------------------------------------------------------
Foods - 1.1%                                                600  American Dairy, Inc. (a)                                     5,520
                                                          1,800  Cal-Maine Foods, Inc.                                       60,084
                                                          6,400  Chiquita Brands International, Inc. (a)                    147,904
                                                         11,900  Flowers Foods, Inc.                                        294,525
                                                          4,600  Fresh Del Monte Produce, Inc. (a)                          167,440
                                                          6,000  Hain Celestial Group, Inc. (a)                             177,000
                                                          2,300  J&J Snack Foods Corp.                                       63,181
                                                          5,100  Lance, Inc.                                                 99,960
                                                          2,000  M&F Worldwide Corp. (a)                                     74,780
                                                            700  Maui Land & Pineapple Co., Inc. (a)                         22,323
                                                          5,700  Performance Food Group Co. (a)                             186,276
                                                          6,100  Pilgrim's Pride Corp.                                      123,403
                                                          4,300  Ralcorp Holdings, Inc. (a)                                 250,045
                                                          2,900  Sanderson Farms, Inc.                                      110,229
                                                             60  Seaboard Corp.                                              93,900
                                                          7,700  Sensient Technologies Corp.                                227,073
                                                            500  Synutra International, Inc. (a)                             15,625
                                                          6,018  Tootsie Roll Industries, Inc.                              151,661
                                                          5,100  TreeHouse Foods, Inc. (a)                                  116,586
                                                                                                                      -------------
                                                                                                                          2,387,515
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.1%                                    1,800  Deltic Timber Corp.                                  $     100,260
                                                          2,700  Universal Forest Products, Inc.                             86,940
                                                                                                                      -------------
                                                                                                                            187,200
-----------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.1%                     4,200  Ennis, Inc.                                                 70,476
                                                          3,300  Innerworkings, Inc. (a)                                     46,299
                                                          2,900  The Standard Register Co.                                   22,591
                                                                                                                      -------------
                                                                                                                            139,366
-----------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.0%                      16,400  Stewart Enterprises, Inc. Class A                          105,288
-----------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                                              4,900  Apogee Enterprises, Inc.                                    75,460
-----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.2%                                              76,700  Coeur d'Alene Mines Corp. (a)(b)                           309,868
                                                          3,900  Royal Gold, Inc.                                           117,663
                                                         10,400  US Gold Corp. (a)                                           26,416
                                                                                                                      -------------
                                                                                                                            453,947
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.5%                             8,600  Assisted Living Concepts, Inc. (a)                          50,654
                                                          4,300  Capital Senior Living Corp. (a)                             34,615
                                                          1,600  Emeritus Corp. (a)                                          33,376
                                                            100  The Ensign Group, Inc.                                         927
                                                            500  IPC The Hospitalist Co., Inc. (a)                            9,890
                                                          4,280  Kindred Healthcare, Inc. (a)                                93,604
                                                          3,400  LCA-Vision, Inc.                                            42,500
                                                          1,400  MedCath Corp. (a)                                           25,480
                                                          1,100  National Healthcare Corp.                                   53,570
                                                          8,800  Psychiatric Solutions, Inc. (a)                            298,496
                                                          4,000  Res-Care, Inc. (a)                                          68,600
                                                          4,200  Skilled Healthcare Group, Inc. Class A (a)                  46,116
                                                          7,300  Sun Healthcare Group, Inc. (a)                              95,922
                                                          7,200  Sunrise Senior Living, Inc. (a)                            160,416
                                                                                                                      -------------
                                                                                                                          1,014,166
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Management                                    8,200  AMERIGROUP Corp. (a)                                       224,106
Services - 0.7%                                           8,500  Allscripts Healthcare Solutions, Inc. (a)                   87,720
                                                          1,400  American Dental Partners, Inc. (a)                          13,538
                                                          5,200  Amsurg Corp. (a)                                           123,136
                                                            900  athenahealth, Inc. (a)                                      21,303
                                                          7,000  Centene Corp. (a)                                           97,580
                                                          1,600  Computer Programs & Systems, Inc.                           33,440
                                                          1,450  Corvel Corp. (a)                                            44,355
                                                          7,400  Eclipsys Corp. (a)                                         145,114
                                                          3,300  HMS Holdings Corp. (a)                                      94,215
                                                          4,800  HealthExtras, Inc. (a)                                     119,232
                                                          7,200  HealthSpring, Inc. (a)                                     101,376
                                                          2,100  Molina Healthcare, Inc. (a)                                 51,282
                                                          5,100  Omnicell, Inc. (a)                                         102,510
                                                          6,200  Phase Forward, Inc. (a)                                    105,896
                                                          1,700  Triple-S Management Corp. (a)                               30,005
                                                          2,500  Vital Images, Inc. (a)                                      37,050
                                                                                                                      -------------
                                                                                                                          1,431,858
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.6%                               5,000  Alliance Imaging, Inc. (a)                           $      43,000
                                                          4,033  Amedisys, Inc. (a)                                         158,658
                                                          7,000  Apria Healthcare Group, Inc. (a)(b)                        138,250
                                                          1,800  Bio-Reference Labs, Inc. (a)                                47,574
                                                          1,200  Emergency Medical Services Corp. (a)                        29,628
                                                          4,700  Gentiva Health Services, Inc. (a)                          102,272
                                                         13,000  HealthSouth Corp. (a)                                      231,270
                                                          7,100  Healthcare Services Group, Inc.                            146,544
                                                          5,700  Healthways, Inc. (a)                                       201,438
                                                          6,800  Hythiam, Inc. (a)                                            8,228
                                                          2,200  LHC Group, Inc. (a)                                         36,960
                                                          3,700  Matria Healthcare, Inc. (a)                                 82,510
                                                          3,000  Nighthawk Radiology Holdings, Inc. (a)                      28,080
                                                          6,100  Odyssey HealthCare, Inc. (a)                                54,900
                                                          3,886  PharMerica Corp. (a)                                        64,391
                                                            300  Virtual Radiologic Corp. (a)                                 4,584
                                                                                                                      -------------
                                                                                                                          1,378,287
-----------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.1%                                       5,800  Beazer Homes USA, Inc.                                      54,810
                                                          5,400  Hovnanian Enterprises, Inc. Class A (a)                     57,240
                                                          1,900  M/I Homes, Inc.                                             32,262
                                                          3,900  Meritage Homes Corp. (a)                                    75,348
                                                          9,400  Standard-Pacific Corp.                                      45,684
                                                          4,900  WCI Communities, Inc. (a)                                   16,415
                                                                                                                      -------------
                                                                                                                            281,759
-----------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                                        3,100  Lodgian, Inc. (a)                                           34,565
                                                          3,400  Marcus Corp.                                                65,280
                                                          3,200  Morgans Hotel Group Co. (a)                                 47,424
                                                                                                                      -------------
                                                                                                                            147,269
-----------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.3%                              2,100  American Woodmark Corp.                                     43,176
                                                          4,200  Ethan Allen Interiors, Inc.                                119,406
                                                          7,100  Furniture Brands International, Inc.                        83,070
                                                          3,100  Haverty Furniture Cos., Inc.                                32,984
                                                          1,000  hhgregg, Inc. (a)                                           11,250
                                                          1,700  Hooker Furniture Corp.                                      37,978
                                                          8,400  La-Z-Boy, Inc.                                              70,056
                                                          1,800  Libbey, Inc.                                                30,312
                                                          2,000  Lifetime Brands, Inc.                                       17,880
                                                          6,200  Sealy Corp.                                                 47,120
                                                          8,400  Select Comfort Corp. (a)                                    30,240
                                                         11,714  Tempur-Pedic International, Inc.                           128,854
                                                                                                                      -------------
                                                                                                                            652,326
-----------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter                           5,800  Advanced Energy Industries, Inc. (a)                        76,908
Devices - 0.6%                                            8,400  Asyst Technologies, Inc. (a)                                29,400
                                                          2,300  Badger Meter, Inc.                                          99,360
                                                          3,900  ESCO Technologies, Inc. (a)                                154,908
                                                          2,018  The Gorman-Rupp Co.                                         66,372

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          9,998  L-1 Identity Solutions, Inc. (a)                     $     132,973
                                                          4,500  Mine Safety Appliances Co.                                 185,355
                                                          4,600  Robbins & Myers, Inc.                                      150,190
                                                          2,000  Sun Hydraulics, Inc.                                        58,540
                                                          5,300  Veeco Instruments, Inc. (a)                                 88,139
                                                          3,200  Vicor Corp.                                                 38,208
                                                          4,900  Watts Water Technologies, Inc. Class A                     137,347
                                                          4,500  X-Rite, Inc. (a)                                            26,865
                                                                                                                      -------------
                                                                                                                          1,244,565
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.0%                                2,700  TAL International Group, Inc.                               63,639
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                                    9,800  American Equity Investment Life Holding Co.                 90,944
                                                          4,900  Citizens, Inc. (a)                                          32,781
                                                          7,150  Delphi Financial Group, Inc. Class A                       208,994
                                                            500  Kansas City Life Insurance Co.                              23,895
                                                            400  National Western Life Insurance Co. Class A                 86,716
                                                         17,400  The Phoenix Cos., Inc.                                     212,454
                                                          3,500  Presidential Life Corp.                                     61,040
                                                          7,400  Universal American Financial Corp. (a)                      78,440
                                                                                                                      -------------
                                                                                                                            795,264
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 0.9%                              5,300  Alfa Corp.                                                 116,494
                                                         12,400  Assured Guaranty Ltd.                                      294,376
                                                          2,100  CNA Surety Corp. (a)                                        32,298
                                                          5,200  Crawford & Co. Class B (a)                                  27,300
                                                          2,200  eHealth, Inc. (a)                                           48,554
                                                          1,000  EMC Insurance Group, Inc.                                   26,890
                                                          2,300  FBL Financial Group, Inc. Class A                           65,527
                                                          1,400  Flagstone Reinsurance Holdings Ltd.                         16,940
                                                          5,800  Hilb Rogal & Hobbs Co.                                     182,526
                                                          7,100  Horace Mann Educators Corp.                                124,108
                                                            300  Independence Holding Co.                                     3,576
                                                          9,400  Max Capital Group Ltd.                                     246,186
                                                          4,300  Meadowbrook Insurance Group, Inc.                           33,583
                                                         16,000  Montpelier Re Holdings Ltd.                                256,800
                                                          2,100  Pico Holdings, Inc. (a)                                     63,483
                                                          8,900  Platinum Underwriters Holdings Ltd.                        288,894
                                                          6,200  Primus Guaranty Ltd. (a)                                    22,196
                                                          3,700  Security Capital Assurance Ltd.                              1,924
                                                          5,950  Zenith National Insurance Corp.                            213,367
                                                                                                                      -------------
                                                                                                                          2,065,022
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.7%                       3,500  AmTrust Financial Services, Inc.                            56,735
                                                          1,500  American Physicians Capital, Inc.                           69,540
                                                          3,700  Amerisafe, Inc. (a)(b)                                      46,768
                                                          4,466  Argo Group International Holdings Ltd. (a)                 158,632
                                                         14,200  Aspen Insurance Holdings Ltd.                              374,596
                                                          1,700  Baldwin & Lyons, Inc. Class B                               43,656
                                                            500  CastlePoint Holdings, Ltd.                                   4,865

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          8,100  Commerce Group, Inc.                                 $     292,086
                                                          1,200  Darwin Professional Underwriters, Inc. (a)                  26,988
                                                          1,600  Donegal Group, Inc. Class A                                 27,840
                                                          7,910  Employers Holdings, Inc.                                   146,651
                                                          1,000  Enstar Group Ltd. (a)                                      111,270
                                                          1,700  FPIC Insurance Group, Inc. (a)                              80,138
                                                          2,800  First Acceptance Corp. (a)                                   7,980
                                                          2,400  First Mercury Financial Corp. (a)                           41,784
                                                         11,000  Fremont General Corp. (a)                                    5,280
                                                          1,200  Greenlight Capital Re Ltd. (a)                              22,320
                                                            200  Hallmark Financial Services, Inc. (a)                        2,232
                                                          2,400  Harleysville Group, Inc.                                    86,616
                                                          9,300  IPC Holdings, Ltd.                                         260,400
                                                          2,400  Infinity Property & Casualty Corp.                          99,840
                                                          1,600  The Midland Co.                                            103,888
                                                            900  NYMAGIC, Inc.                                               20,439
                                                          1,200  National Interstate Corp.                                   28,020
                                                          2,100  Navigators Group, Inc. (a)                                 114,240
                                                          4,300  Odyssey Re Holdings Corp.                                  158,025
                                                          6,200  PMA Capital Corp. Class A (a)                               52,948
                                                          5,500  ProAssurance Corp. (a)                                     296,065
                                                          3,300  RLI Corp.                                                  163,581
                                                          2,500  Safety Insurance Group, Inc.                                85,325
                                                          4,000  SeaBright Insurance Holdings, Inc. (a)                      58,920
                                                          9,100  Selective Insurance Group, Inc.                            217,308
                                                          2,300  State Auto Financial Corp.                                  66,999
                                                          3,500  Tower Group, Inc.                                           88,095
                                                          3,500  United America Indemnity, Ltd. (a)                          67,410
                                                          3,600  United Fire & Casualty Co.                                 134,640
                                                          2,100  Validus Holdings Ltd.                                       49,203
                                                                                                                      -------------
                                                                                                                          3,671,323
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management                                     7,800  Alternative Asset Management Acquisition Corp. (a)          73,866
Companies - 0.8%                                          2,100  Ampal-American Israel Corp. Class A (a)                     13,440
                                                         19,676  Apollo Investment Corp.                                    311,471
                                                         10,432  Ares Capital Corp.                                         131,130
                                                          3,700  Calamos Asset Management, Inc. Class A                      60,236
                                                            400  Capital Southwest Corp.                                     49,488
                                                          2,500  Cohen & Steers, Inc.                                        66,225
                                                          3,200  Cowen Group, Inc. (a)                                       22,688
                                                          2,000  Epoch Holding Corp.                                         23,940
                                                          4,100  FBR Capital Markets Corp. (a)                               27,675
                                                          1,000  GAMCO Investors, Inc. Class A                               50,360
                                                          2,200  Kohlberg Capital Corp.                                      22,836
                                                          9,800  MCG Capital Corp.                                           89,082
                                                          3,100  NGP Capital Resources Co.                                   50,902
                                                          6,100  National Financial Partners Corp.                          137,067

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          5,900  NexCen Brands, Inc. (a)                              $      20,237
                                                            400  Pzena Investment Management, Inc. Class A                    4,528
                                                          3,400  TICC Capital Corp.                                          25,568
                                                          2,300  U.S. Global Investors, Inc.                                 30,958
                                                          2,100  W.P. Stewart & Co. Ltd.                                      4,074
                                                         13,700  Waddell & Reed Financial, Inc. Class A                     440,181
                                                                                                                      -------------
                                                                                                                          1,655,952
-----------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones - 0.1%                       1,400  FGX International Holdings Ltd. (a)                         16,744
                                                          7,000  Fossil, Inc. (a)                                           213,780
                                                          2,800  Movado Group, Inc.                                          54,572
                                                                                                                      -------------
                                                                                                                            285,096
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.3%                                      10,500  Callaway Golf Co.                                          154,140
                                                          4,700  Great Wolf Resorts, Inc. (a)                                29,986
                                                          5,100  Life Time Fitness, Inc. (a)                                159,171
                                                          5,400  Premier Exhibitions, Inc. (a)                               32,616
                                                         11,500  Six Flags, Inc. (a)                                         18,860
                                                          1,300  Steinway Musical Instruments, Inc. (a)                      37,076
                                                          2,800  Sturm Ruger & Co., Inc. (a)                                 23,072
                                                          1,800  Town Sports International Holdings, Inc. (a)                11,538
                                                          5,100  Vail Resorts, Inc. (a)                                     246,279
                                                          2,500  West Marine, Inc. (a)                                       17,425
                                                                                                                      -------------
                                                                                                                            730,163
-----------------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.0%                                      1,000  Hurco Companies, Inc. (a)                                   46,780
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                            7,250  Applied Industrial Technologies, Inc.                      216,702
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.1%                            1,650  Gehl Co. (a)                                                27,951
                                                          1,800  Lindsay Manufacturing Co.                                  184,446
                                                            500  Titan Machinery, Inc. (a)                                    9,350
                                                                                                                      -------------
                                                                                                                            221,747
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction &                                 3,000  Astec Industries, Inc. (a)                                 116,280
Handling - 0.1%                                             900  NACCO Industries, Inc. Class A                              72,846
                                                                                                                      -------------
                                                                                                                            189,126
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                                 8,000  Briggs & Stratton Corp.                                    143,200
                                                          4,900  Raser Technologies, Inc. (a)                                42,091
                                                                                                                      -------------
                                                                                                                            185,291
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 0.7%                    8,800  Actuant Corp. Class A                                      265,848
                                                          1,200  Altra Holdings, Inc. (a)                                    16,140
                                                          2,000  Chart Industries, Inc. (a)                                  67,680
                                                          3,100  Columbus McKinnon Corp. (a)                                 96,038
                                                          3,500  EnPro Industries, Inc. (a)                                 109,165
                                                          2,200  Hardinge, Inc.                                              30,272
                                                          2,400  Kadant, Inc. (a)                                            70,512
                                                          2,200  Middleby Corp. (a)                                         137,258
                                                          5,200  Nordson Corp.                                              280,020
                                                          2,600  Tecumseh Products Co. Class A (a)                           79,768
                                                          2,700  Tennant Co.                                                107,487
                                                          1,800  Twin Disc, Inc.                                             28,476

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          9,800  Woodward Governor Co.                                $     261,856
                                                                                                                      -------------
                                                                                                                          1,550,520
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment &                           4,500  Allis-Chalmers Energy, Inc. (a)                             62,055
Services - 1.5%                                           6,100  Basic Energy Services, Inc. (a)(b)                         134,688
                                                          3,250  CARBO Ceramics, Inc.                                       130,325
                                                          6,012  Cal Dive International, Inc. (a)                            62,405
                                                          6,400  Complete Production Services, Inc. (a)                     146,816
                                                          4,100  Dril-Quip, Inc. (a)                                        190,527
                                                          9,707  Exterran Holdings, Inc. (a)                                626,490
                                                          3,200  Flotek Industries, Inc. (a)                                 46,688
                                                          2,000  Gulf Island Fabrication, Inc.                               57,440
                                                          3,700  Hornbeck Offshore Services, Inc. (a)                       168,979
                                                          2,400  Lufkin Industries, Inc.                                    153,168
                                                          2,800  NATCO Group, Inc. Class A (a)                              130,900
                                                         15,600  Newpark Resources, Inc. (a)                                 79,560
                                                          7,900  Oil States International, Inc. (a)                         353,999
                                                         18,900  Parker Drilling Co. (a)                                    122,094
                                                          5,625  RPC, Inc.                                                   85,444
                                                          7,600  Sulphco, Inc. (a)                                           31,692
                                                            800  Superior Offshore International, Inc. (a)                    2,648
                                                          2,200  Superior Well Services, Inc. (a)                            48,114
                                                            800  T-3 Energy Services, Inc. (a)                               34,048
                                                          1,900  Trico Marine Services, Inc. (a)                             74,043
                                                          1,900  Union Drilling, Inc. (a)                                    33,231
                                                          4,900  W-H Energy Services, Inc. (a)                              337,365
                                                          5,700  Willbros Group, Inc. (a)                                   174,420
                                                                                                                      -------------
                                                                                                                          3,287,139
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.4%                               5,850  Bucyrus International, Inc.                                594,653
                                                          1,900  Cascade Corp.                                               93,689
                                                          5,300  Flow International Corp. (a)                                49,237
                                                          3,600  Semitool, Inc. (a)                                          29,952
                                                          3,600  TurboChef Technologies, Inc. (a)                            23,472
                                                                                                                      -------------
                                                                                                                            791,003
-----------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                              12,500  Champion Enterprises, Inc. (a)                             125,375
                                                          1,600  Palm Harbor Homes, Inc. (a)                                  8,416
                                                          1,200  Skyline Corp.                                               33,384
                                                                                                                      -------------
                                                                                                                            167,175
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                                      7,900  Federal Signal Corp.                                       110,284
                                                          2,200  Standex International Corp.                                 49,148
                                                                                                                      -------------
                                                                                                                            159,432
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments &                            3,500  Abaxis, Inc. (a)                                            81,095
Supplies - 2.3%                                           4,700  Abiomed, Inc. (a)                                           61,758
                                                          9,700  Align Technology, Inc. (a)                                 107,767
                                                         12,100  American Medical Systems Holdings, Inc. (a)(b)             171,699
                                                          3,700  AngioDynamics, Inc. (a)                                     42,772
                                                          3,000  Bio-Rad Laboratories, Inc. Class A (a)                     266,850

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          2,200  BioMimetic Therapeutics, Inc. (a)                    $      17,600
                                                          4,600  CONMED Corp. (a)                                           117,944
                                                          1,300  Cantel Medical Corp. (a)                                    13,806
                                                          9,100  Cepheid, Inc. (a)                                          221,949
                                                          4,300  Conceptus, Inc. (a)                                         79,808
                                                          3,300  CryoLife, Inc. (a)                                          31,020
                                                          2,500  Cutera, Inc. (a)                                            33,675
                                                          3,800  Cyberonics, Inc. (a)                                        55,100
                                                          7,746  ev3, Inc. (a)                                               63,052
                                                          1,400  Hansen Medical, Inc. (a)                                    19,684
                                                          3,300  I-Flow Corp. (a)                                            46,299
                                                          2,400  ICU Medical, Inc. (a)                                       69,048
                                                         11,150  Immucor, Inc. (a)                                          237,941
                                                            900  Insulet Corp. (a)                                           12,960
                                                          4,200  Invacare Corp.                                              93,576
                                                         11,820  Inverness Medical Innovations, Inc. (a)                    355,782
                                                          1,500  Landauer, Inc.                                              75,510
                                                          5,200  LifeCell Corp. (a)                                         218,556
                                                          1,900  Medical Action Industries, Inc. (a)                         31,217
                                                          5,100  Mentor Corp.                                               131,172
                                                          6,075  Meridian Bioscience, Inc.                                  203,087
                                                          4,500  Merit Medical Systems, Inc. (a)                             71,235
                                                          2,800  Micrus Endovascular Corp. (a)                               34,608
                                                          2,300  Northstar Neuroscience, Inc. (a)                             3,634
                                                          5,800  NuVasive, Inc. (a)                                         200,158
                                                          8,100  OraSure Technologies, Inc. (a)                              59,211
                                                          2,500  Orthofix International NV (a)                               99,425
                                                          6,500  Owens & Minor, Inc.                                        255,710
                                                         10,800  PSS World Medical, Inc. (a)                                179,928
                                                          3,100  Palomar Medical Technologies, Inc. (a)                      46,810
                                                          5,300  Sonic Innovations, Inc. (a)                                 25,599
                                                          2,900  SonoSite, Inc. (a)                                          82,447
                                                          5,600  Spectranetic Corp. (a)                                      46,816
                                                          4,100  Stereotaxis, Inc. (a)                                       24,272
                                                         10,500  Steris Corp.                                               281,715
                                                          2,600  SurModics, Inc. (a)                                        108,888
                                                          5,700  Symmetry Medical, Inc. (a)                                  94,620
                                                          8,700  Thoratec Corp. (a)                                         124,323
                                                            600  Trans1, Inc. (a)                                             6,990
                                                          1,500  Vital Signs, Inc.                                           75,975
                                                          4,100  Volcano Corp. (a)                                           51,250
                                                          5,300  West Pharmaceutical Services, Inc.                         234,419
                                                          5,300  Wright Medical Group, Inc. (a)                             127,942
                                                                                                                      -------------
                                                                                                                          5,096,702
-----------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.3%                                   1,800  Air Methods Corp. (a)                                       87,066
                                                            700  Genoptix, Inc. (a)                                          17,507

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          6,300  Magellan Health Services, Inc. (a)                   $     250,047
                                                          9,200  Parexel International Corp. (a)                            240,120
                                                          2,900  RehabCare Group, Inc. (a)                                   43,500
                                                                                                                      -------------
                                                                                                                            638,240
-----------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 0.9%                                  1,100  Ampco-Pittsburgh Corp.                                      47,289
                                                          2,700  CIRCOR International, Inc.                                 124,875
                                                          2,000  Dynamic Materials Corp.                                     86,360
                                                          4,100  Encore Wire Corp.                                           74,661
                                                          1,700  Haynes International, Inc. (a)                              93,296
                                                          2,800  Insteel Industries, Inc.                                    32,564
                                                          4,600  Kaydon Corp.                                               201,986
                                                          1,800  L.B. Foster Co. Class A (a)                                 77,508
                                                         18,480  Mueller Water Products, Inc. Series A                      151,166
                                                          1,200  Northwest Pipe Co. (a)                                      50,988
                                                          5,900  Quanex Corp.                                               305,266
                                                          3,600  RBC Bearings, Inc. (a)                                     133,668
                                                          3,800  RTI International Metals, Inc. (a)                         171,798
                                                          3,300  Superior Essex, Inc. (a)                                    92,796
                                                          1,500  Trimas Corp. (a)                                             7,905
                                                          3,000  Valmont Industries, Inc.                                   263,670
                                                                                                                      -------------
                                                                                                                          1,915,796
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.7%                    1,900  A.M. Castle & Co.                                           51,300
                                                          3,900  AMCOL International Corp.                                  121,797
                                                          9,900  Apex Silver Mines Ltd. (a)                                 119,988
                                                          3,300  Brush Engineered Materials, Inc. (a)                        84,711
                                                          5,200  Compass Minerals International, Inc.                       306,696
                                                          8,400  General Moly, Inc. (a)                                      67,116
                                                         17,100  GrafTech International Ltd. (a)                            277,191
                                                         19,200  Hecla Mining Co. (a)                                       214,272
                                                          1,300  Horsehead Holding Corp. (a)                                 15,054
                                                          2,900  Minerals Technologies, Inc.                                182,120
                                                          6,800  Stillwater Mining Co. (a)                                  105,196
                                                          8,900  Uranium Resources, Inc. (a)                                 53,311
                                                                                                                      -------------
                                                                                                                          1,598,752
-----------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing - 0.0%                  1,700  MGP Ingredients, Inc.                                       11,883
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business & Consumer Discretionary - 0.0%    1,600  Core-Mark Holdings Co., Inc. (a)                            45,984
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples - 0.0%                     3,200  Reddy Ice Holdings, Inc.                                    41,696
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care - 0.0%                          1,300  Animal Health International, Inc. (a)                       14,222
                                                          1,800  MedAssets, Inc. (a)                                         26,676
                                                                                                                      -------------
                                                                                                                             40,898
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                                 4,400  Ceradyne, Inc. (a)                                         140,624
Commodities - 0.1%                                        5,900  Symyx Technologies Inc. (a)                                 44,250
                                                          2,900  WD-40 Co.                                                   96,425
                                                                                                                      -------------
                                                                                                                            281,299
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                                 4,800  Insituform Technologies, Inc. Class A (a)            $      66,384
Processing - 0.1%                                         2,900  Rogers Corp. (a)                                            96,889
                                                         16,400  USEC, Inc. (a)                                              60,680
                                                          1,800  Xerium Technologies, Inc.                                    2,322
                                                                                                                      -------------
                                                                                                                            226,275
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.0%                    6,700  Blount International, Inc. (a)                              82,879
                                                          1,200  Park-Ohio Holdings Corp. (a)                                18,852
                                                                                                                      -------------
                                                                                                                            101,731
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.2%                           2,100  Dice Holdings, Inc. (a)                                     18,711
                                                          5,200  IHS, Inc. Class A (a)                                      334,412
                                                          2,100  iRobot Corp. (a)                                            35,931
                                                          2,300  Vocus, Inc. (a)                                             60,720
                                                                                                                      -------------
                                                                                                                            449,774
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.5%                             4,100  Compass Diversified Holdings                                53,915
                                                          9,100  GenCorp, Inc. (a)                                           93,639
                                                          1,400  GenTek Inc. (a)                                             42,112
                                                          4,200  Kaman Corp. Class A                                        118,818
                                                          3,600  Lancaster Colony Corp.                                     143,856
                                                          2,600  Raven Industries, Inc.                                      78,780
                                                          8,200  Walter Industries, Inc.                                    513,566
                                                                                                                      -------------
                                                                                                                          1,044,686
-----------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business                               8,064  ACCO Brands Corp. (a)                                      109,428
Equipment - 0.2%                                          9,400  Herman Miller, Inc.                                        230,958
                                                          4,300  Kimball International, Inc. Class B                         46,096
                                                          7,300  Knoll, Inc.                                                 84,242
                                                                                                                      -------------
                                                                                                                            470,724
-----------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.4%                                  4,400  Atwood Oceanics, Inc. (a)                                  403,568
                                                          2,500  Bois d'Arc Energy, Inc. (a)                                 53,725
                                                         13,300  Hercules Offshore, Inc. (a)                                334,096
                                                                                                                      -------------
                                                                                                                            791,389
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 3.0%                               1,100  APCO Argentina, Inc.                                        28,358
                                                          4,100  ATP Oil & Gas Corp. (a)                                    134,152
                                                          5,100  Arena Resources, Inc. (a)                                  197,421
                                                          3,800  Atlas America, Inc.                                        229,672
                                                         10,200  BPZ Resources, Inc. (a)                                    221,646
                                                          6,200  Berry Petroleum Co. Class A                                288,238
                                                          5,000  Bill Barrett Corp. (a)                                     236,250
                                                          7,400  Brigham Exploration Co. (a)                                 44,918
                                                          4,800  Bronco Drilling Co., Inc. (a)                               77,328
                                                          3,600  Callon Petroleum Co. (a)                                    65,124
                                                          4,100  Carrizo Oil & Gas, Inc. (a)                                243,007
                                                            900  Clayton Williams Energy, Inc. (a)                           47,241
                                                          7,200  Comstock Resources, Inc. (a)                               290,160
                                                          2,200  Contango Oil & Gas Co. (a)                                 142,142
                                                          1,400  Delek US Holdings, Inc.                                     17,738
                                                         10,400  EXCO Resources, Inc. (a)                                   192,400

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          5,600  Edge Petroleum Corp. (a)                             $      22,568
                                                          8,600  Encore Acquisition Co. (a)                                 346,408
                                                          2,700  Energy Infrastructure Acquisition Corp. (a)                 26,865
                                                          5,285  Energy Partners Ltd. (a)                                    50,049
                                                          7,200  FX Energy, Inc. (a)                                         30,672
                                                          7,200  GeoGlobal Resources, Inc. (a)                               20,088
                                                          1,500  Geokinetics, Inc. (a)                                       27,180
                                                          3,300  Goodrich Petroleum Corp. (a)                                99,264
                                                         29,700  Grey Wolf, Inc. (a)                                        201,366
                                                          3,100  Gulfport Energy Corp. (a)                                   32,860
                                                          6,400  Harvest Natural Resources, Inc. (a)                         77,184
                                                         13,600  Mariner Energy, Inc. (a)                                   367,336
                                                          7,300  McMoRan Exploration Co. (a)                                126,217
                                                         15,200  Meridian Resource Corp. (a)                                 22,496
                                                          3,039  NTR Acquisition Co. (a)                                     29,083
                                                         20,800  Oilsands Quest, Inc. (a)                                    81,952
                                                          6,100  Parallel Petroleum Corp. (a)                               119,377
                                                         30,750  PetroHawk Energy Corp. (a)                                 620,227
                                                          2,500  Petroleum Development Corp. (a)                            173,175
                                                          7,200  Petroquest Energy, Inc. (a)                                124,848
                                                          8,100  Pioneer Drilling Co. (a)                                   129,033
                                                          2,100  Resource America, Inc. Class A                              19,845
                                                          1,500  Rex Energy Corp. (a)                                        24,960
                                                          8,300  Rosetta Resources, Inc. (a)                                163,261
                                                          4,300  Stone Energy Corp. (a)                                     224,933
                                                          4,900  Swift Energy Co. (a)                                       220,451
                                                          5,200  TXCO Resources, Inc. (a)                                    64,376
                                                          3,100  Toreador Resources Corp. (a)                                24,118
                                                          1,800  Venoco, Inc. (a)                                            20,916
                                                          6,190  VeraSun Energy Corp. (a)                                    45,497
                                                          9,400  Warren Resources, Inc. (a)                                 111,578
                                                          6,600  Whiting Petroleum Corp. (a)                                426,690
                                                                                                                      -------------
                                                                                                                          6,530,668
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.1%                          10,900  Delta Petroleum Corp. (a)                                  245,359
                                                          1,900  GMX Resources Inc. (a)                                      66,367
                                                                                                                      -------------
                                                                                                                            311,726
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International - 0.0%                     10,100  Vaalco Energy, Inc. (a)                                     50,197
-----------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.1%                                  7,500  Ferro Corp.                                                111,450
                                                          9,500  H.B. Fuller Co.                                            193,895
                                                            400  Kronos Worldwide, Inc.                                       9,660
                                                                                                                      -------------
                                                                                                                            315,005
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                                              8,752  AbitibiBowater, Inc.                                       112,988
                                                          4,700  Albany International Corp. Class A                         169,858
                                                          7,700  Boise, Inc. (a)                                             49,280
                                                          5,900  Buckeye Technologies, Inc. (a)                              65,844
                                                          3,100  Chesapeake Corp.                                            14,911

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          4,800  Mercer International, Inc.-Sbi (a)                   $      33,456
                                                            850  Multi-Color Corp.                                           19,006
                                                          2,400  Neenah Paper, Inc.                                          61,872
                                                          7,300  P.H. Glatfelter Co.                                        110,303
                                                          5,600  Rock-Tenn Co. Class A                                      167,832
                                                          7,200  Wausau Paper Corp.                                          59,472
                                                                                                                      -------------
                                                                                                                            864,822
-----------------------------------------------------------------------------------------------------------------------------------
Photography - 0.0%                                          600  CPI Corp.                                                   10,362
-----------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.0%                                           5,200  Spartech Corp.                                              43,940
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental Services - 0.2%         2,600  American Ecology Corp.                                      65,858
                                                         12,300  Darling International, Inc. (a)                            159,285
                                                          4,400  EnergySolutions, Inc.                                      100,936
                                                          2,400  Fuel Tech, Inc. (a)                                         49,200
                                                          6,400  Headwaters, Inc. (a)                                        84,416
                                                          2,600  Team, Inc. (a)                                              70,980
                                                                                                                      -------------
                                                                                                                            530,675
-----------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%                       5,200  Regal-Beloit Corp.                                         190,476
-----------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.2%                        5,000  Bowne & Co., Inc.                                           76,250
                                                          9,200  Cenveo, Inc. (a)                                            96,232
                                                          2,400  Schawk, Inc.                                                38,376
                                                          7,100  VistaPrint Ltd. (a)                                        248,145
                                                                                                                      -------------
                                                                                                                            459,003
-----------------------------------------------------------------------------------------------------------------------------------
Production Technology                                     5,600  ATMI, Inc. (a)                                             155,848
Equipment - 1.0%                                         16,500  Axcelis Technologies, Inc. (a)                              92,400
                                                         11,283  Brooks Automation, Inc. (a)                                109,671
                                                          7,500  Cognex Corp.                                               163,725
                                                         16,500  Credence Systems Corp. (a)                                  28,050
                                                          5,200  Cymer, Inc. (a)                                            135,408
                                                          3,000  Dionex Corp. (a)                                           230,970
                                                          5,100  Electro Scientific Industries, Inc. (a)                     84,048
                                                         19,795  Entegris, Inc. (a)                                         142,326
                                                          4,500  Esterline Technologies Corp. (a)                           226,665
                                                          5,900  FEI Co. (a)                                                128,797
                                                          3,700  Intevac, Inc. (a)                                           47,915
                                                          9,900  Kulicke & Soffa Industries, Inc. (a)                        47,322
                                                         10,700  LTX Corp. (a)                                               33,598
                                                          2,500  MTS Systems Corp.                                           80,650
                                                          9,100  Mattson Technology, Inc. (a)                                55,419
                                                          6,800  Photronics, Inc. (a)                                        64,940
                                                          5,200  Rofin-Sinar Technologies, Inc. (a)                         233,480
                                                          4,313  Rudolph Technologies, Inc. (a)                              42,138
                                                          4,000  Ultra Clean Holdings, Inc. (a)                              39,200
                                                          4,200  Ultratech, Inc. (a)                                         40,362
                                                                                                                      -------------
                                                                                                                          2,182,932
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.2%                          1,500  Consolidated Graphics, Inc. (a)                             84,075
                                                          1,700  Courier Corp.                                               42,415

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          2,780  GateHouse Media, Inc.                                $      16,235
                                                          4,400  Martha Stewart Living Omnimedia, Inc. Class A (a)           32,692
                                                          3,700  Playboy Enterprises, Inc. Class B (a)                       30,821
                                                          7,150  Primedia, Inc.                                              52,553
                                                          4,600  Scholastic Corp. (a)                                       139,242
                                                                                                                      -------------
                                                                                                                            398,033
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.2%                             2,040  AH Belo Corp.                                               23,317
                                                         12,700  Belo Corp. Class A                                         134,239
                                                          1,500  Dolan Media Co. (a)                                         30,165
                                                          7,500  Journal Communications, Inc. Class A                        55,350
                                                          6,600  Lee Enterprises, Inc.                                       66,066
                                                          2,900  Media General, Inc. Class A                                 40,658
                                                         13,000  Sun-Times Media Group, Inc. (a)                              9,360
                                                                                                                      -------------
                                                                                                                            359,155
-----------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.3%                            6,800  CKX, Inc. (a)                                               64,736
                                                         32,850  Citadel Broadcasting Corp.                                  54,531
                                                          4,100  Cox Radio, Inc. Class A (a)                                 48,708
                                                          5,200  Cumulus Media, Inc. Class A (a)                             33,176
                                                          6,700  Emmis Communications Corp. Class A (a)                      23,316
                                                          5,300  Entercom Communications Corp.                               52,629
                                                          1,000  Fisher Communications, Inc. (a)                             31,160
                                                          6,800  Gray Television, Inc.                                       38,692
                                                          4,400  Lin TV Corp. Class A (a)                                    42,284
                                                          1,600  Nexstar Broadcasting Group, Inc. Class A (a)                 9,440
                                                         12,500  Radio One, Inc. Class D (a)                                 19,000
                                                          1,500  Salem Communications Corp. Class A                           6,015
                                                          8,000  Sinclair Broadcast Group, Inc. Class A                      71,280
                                                          7,400  Spanish Broadcasting System, Inc. Class A (a)               13,098
                                                         11,600  Westwood One, Inc. (a)                                      24,360
                                                          3,100  World Wrestling Entertainment, Inc.                         57,691
                                                                                                                      -------------
                                                                                                                            590,116
-----------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%                                 1,300  American Railcar Industries, Inc.                           26,429
                                                          2,000  Freightcar America, Inc.                                    68,600
                                                          2,600  Greenbrier Cos., Inc.                                       68,952
                                                          7,900  Westinghouse Air Brake Technologies Corp.                  297,514
                                                                                                                      -------------
                                                                                                                            461,495
-----------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.1%                                          4,750  Genesee & Wyoming, Inc. Class A (a)                        163,400
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.2%                                          300  AMREP Corp.                                                 15,690
                                                          1,000  Avatar Holdings, Inc. (a)                                   43,590
                                                          3,500  Bluegreen Corp. (a)                                         23,450
                                                          1,000  Consolidated-Tomoka Land Co.                                56,050
                                                          5,100  Dupont Fabros Technology, Inc.                              84,099
                                                          1,360  FX Real Estate and Entertainment, Inc. (a)                   7,997
                                                          5,300  Grubb & Ellis Co.                                           36,411
                                                          3,607  HFF, Inc. Class A (a)                                       18,071
                                                          7,452  Hilltop Holdings, Inc. (a)                                  77,501

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          2,800  Resource Capital Corp.                               $      21,196
                                                            500  Stratus Properties, Inc. (a)                                14,735
                                                          1,800  Tejon Ranch Co. (a)                                         67,176
                                                          3,000  Thomas Properties Group, Inc.                               26,340
                                                                                                                      -------------
                                                                                                                            492,306
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                             5,600  Acadia Realty Trust                                        135,240
(REITs) - 5.3%                                            1,600  Agree Realty Corp.                                          43,920
                                                         11,100  Alesco Financial, Inc.                                      31,968
                                                            300  Alexander's, Inc. (a)                                      106,350
                                                          5,200  Alexandria Real Estate Equities, Inc.                      482,144
                                                          4,000  American Campus Communities, Inc.                          109,440
                                                         22,000  American Financial Realty Trust                            174,680
                                                         10,400  Anthracite Capital, Inc. (c)                                68,640
                                                         10,900  Anworth Mortgage Asset Corp.                                66,817
                                                          2,700  Arbor Realty Trust, Inc.                                    40,716
                                                         17,250  Ashford Hospitality Trust, Inc.                             97,980
                                                          3,300  Associated Estates Realty Corp.                             37,752
                                                            600  BRT Realty Trust                                             8,406
                                                         10,400  BioMed Realty Trust, Inc.                                  248,456
                                                          3,500  CBRE Realty Finance, Inc.                                   14,105
                                                          6,200  CapLease, Inc.                                              48,174
                                                          1,900  Capital Trust, Inc.                                         51,205
                                                          7,200  Cedar Shopping Centers, Inc.                                84,096
                                                          4,900  Chimera Investment Corp.                                    60,270
                                                          6,200  Corporate Office Properties Trust                          208,382
                                                          6,600  Cousins Properties, Inc.                                   163,086
                                                          3,443  Crystal River Capital, Inc.                                 30,746
                                                         27,450  DCT Industrial Trust, Inc.                                 273,402
                                                          9,482  Deerfield Capital Corp.                                     13,369
                                                         14,440  DiamondRock Hospitality Co.                                182,955
                                                          8,740  Digital Realty Trust, Inc.                                 310,270
                                                          3,900  Eastgroup Properties, Inc.                                 181,194
                                                          4,600  Education Realty Trust, Inc.                                57,822
                                                          4,600  Entertainment Properties Trust                             226,918
                                                          3,400  Equity Lifestyle Properties, Inc.                          167,858
                                                          5,900  Equity One, Inc.                                           141,423
                                                         10,100  Extra Space Storage, Inc.                                  163,519
                                                         10,200  FelCor Lodging Trust, Inc.                                 122,706
                                                          7,600  First Industrial Realty Trust, Inc.                        234,764
                                                          3,900  First Potomac Realty Trust                                  59,943
                                                          8,800  Franklin Street Properties Corp.                           126,016
                                                         24,500  Friedman Billings Ramsey Group, Inc. Class A                41,650
                                                          6,000  GMH Communities Trust                                       52,080
                                                          2,800  Getty Realty Corp.                                          44,604
                                                          6,400  Glimcher Realty Trust                                       76,544
                                                          3,600  Gramercy Capital Corp.                                      75,348

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          7,800  Healthcare Realty Trust, Inc.                        $     203,970
                                                          5,900  Hersha Hospitality Trust                                    53,277
                                                          9,300  Highwoods Properties, Inc.                                 288,951
                                                          5,400  Home Properties, Inc.                                      259,146
                                                         13,400  IMPAC Mortgage Holdings, Inc.                               17,018
                                                          9,500  Inland Real Estate Corp.                                   144,495
                                                          8,200  Investors Real Estate Trust                                 80,196
                                                          4,200  JER Investors Trust, Inc.                                   35,616
                                                          4,000  Kite Realty Group Trust                                     56,000
                                                          3,900  LTC Properties, Inc.                                       100,269
                                                          6,800  LaSalle Hotel Properties                                   195,364
                                                          9,930  Lexington Corporate Properties Trust                       143,091
                                                          7,600  Luminent Mortgage Capital, Inc.                              4,636
                                                         23,300  MFA Mortgage Investments, Inc.                             146,790
                                                          6,200  Maguire Properties, Inc.                                    88,722
                                                          9,400  Medical Properties Trust, Inc.                             106,408
                                                          7,420  Meruelo Maddux Properties, Inc. (a)                         18,847
                                                          4,100  Mid-America Apartment Communities, Inc.                    204,344
                                                          2,200  Mission West Properties, Inc.                               20,790
                                                          3,800  National Health Investors, Inc.                            118,750
                                                         11,000  National Retail Properties, Inc.                           242,550
                                                         15,000  Nationwide Health Properties, Inc.                         506,250
                                                          7,300  Newcastle Investment Corp.                                  60,298
                                                          8,900  NorthStar Realty Finance Corp.                              72,713
                                                         10,900  Omega Healthcare Investors, Inc.                           189,224
                                                          2,600  PS Business Parks, Inc.                                    134,940
                                                          2,500  Parkway Properties, Inc.                                    92,400
                                                          5,300  Pennsylvania Real Estate Investment Trust                  129,267
                                                          6,700  Post Properties, Inc.                                      258,754
                                                          6,339  Potlatch Corp.                                             261,611
                                                         10,840  RAIT Investment Trust                                       75,230
                                                          3,000  Ramco-Gershenson Properties Trust                           63,330
                                                         16,600  Realty Income Corp.                                        425,292
                                                          3,800  Redwood Trust, Inc.                                        138,130
                                                          1,800  Saul Centers, Inc.                                          90,432
                                                         14,800  Senior Housing Properties Trust                            350,760
                                                          3,200  Sovran Self Storage, Inc.                                  136,672
                                                         12,100  Strategic Hotel Capital, Inc.                              158,873
                                                          3,100  Sun Communities, Inc.                                       63,550
                                                         10,200  Sunstone Hotel Investors, Inc.                             163,302
                                                          5,300  Tanger Factory Outlet Centers, Inc.                        203,891
                                                          7,500  U-Store-It Trust                                            84,975
                                                          1,900  Universal Health Realty Income Trust                        63,270
                                                          3,400  Urstadt Biddle Properties, Inc. Class A                     53,482
                                                          7,400  Washington Real Estate Investment Trust                    247,308
                                                          6,400  Winthrop Realty Trust, Inc.                                 26,368
                                                                                                                      -------------
                                                                                                                         11,444,510

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.2%                      2,300  Arctic Cat, Inc.                                     $      16,767
                                                         10,900  Fleetwood Enterprises, Inc. (a)                             50,140
                                                          1,600  Marine Products Corp.                                       12,928
                                                          4,800  Monaco Coach Corp.                                          45,504
                                                          5,600  Polaris Industries, Inc.                                   229,656
                                                          4,800  Winnebago Industries, Inc.                                  81,120
                                                                                                                      -------------
                                                                                                                            436,115
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                                2,800  Electro Rent Corp.                                          42,420
Commercial - 0.1%                                         2,400  H&E Equipment Services, Inc. (a)                            30,168
                                                          3,900  McGrath RentCorp                                            94,029
                                                                                                                      -------------
                                                                                                                            166,617
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                                7,500  Aaron Rents, Inc.                                          161,550
Consumer - 0.2%
                                                          1,700  Amerco, Inc. (a)                                            97,053
                                                          2,900  Dollar Thrifty Automotive Group, Inc. (a)                   39,556
                                                          2,700  RSC Holdings, Inc. (a)                                      29,430
                                                         10,100  Rent-A-Center, Inc. (a)                                    185,335
                                                                                                                      -------------
                                                                                                                            512,924
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.2%                                        4,500  AFC Enterprises, Inc. (a)                                   40,455
                                                          2,400  BJ's Restaurants, Inc. (a)                                  34,584
                                                          1,200  Benihana, Inc. Class A (a)                                  13,524
                                                          4,600  Bob Evans Farms, Inc.                                      126,914
                                                          2,600  Buffalo Wild Wings, Inc. (a)                                63,700
                                                          3,858  CBRL Group, Inc.                                           138,001
                                                          4,100  CEC Entertainment, Inc. (a)                                118,408
                                                         10,000  CKE Restaurants, Inc.                                      112,200
                                                          4,850  California Pizza Kitchen, Inc. (a)                          63,583
                                                          2,000  Carrols Restaurant Group, Inc. (a)                          17,860
                                                          5,200  Chipotle Mexican Grill, Inc. Class B (a)                   504,868
                                                         16,900  Denny's Corp. (a)                                           50,193
                                                          6,700  Domino's Pizza, Inc.                                        90,383
                                                          2,600  IHOP Corp.                                                 124,540
                                                          9,400  Jack in the Box, Inc. (a)                                  252,578
                                                          6,400  Jamba, Inc. (a)                                             16,960
                                                         10,500  Krispy Kreme Doughnuts, Inc. (a)                            32,025
                                                          2,500  Landry's Restaurants, Inc.                                  40,700
                                                          1,800  McCormick & Schmick's Seafood Restaurants,
                                                                 Inc. (a)                                                    20,970
                                                            900  Morton's Restaurant Group, Inc. (a)                          7,137
                                                          4,100  O'Charleys, Inc.                                            47,232
                                                          4,200  P.F. Chang's China Bistro, Inc. (a)                        119,448
                                                          3,800  Papa John's International, Inc. (a)                         91,998
                                                          2,400  Red Robin Gourmet Burgers, Inc. (a)                         90,168
                                                          8,800  Ruby Tuesday, Inc.                                          66,000
                                                          3,000  Ruth's Chris Steak House, Inc. (a)                          20,730
                                                          9,770  Sonic Corp. (a)                                            215,331
                                                          4,600  The Steak n Shake Co. (a)                                   36,202

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          8,600  Texas Roadhouse, Inc. Class A (a)                    $      84,280
                                                         10,200  Triarc Cos.                                                 70,482
                                                                                                                      -------------
                                                                                                                          2,711,454
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 2.7%                                             4,800  1-800-FLOWERS.COM, Inc. Class A (a)                         40,848
                                                          7,500  99 Cents Only Stores (a)                                    74,175
                                                          3,200  A.C. Moore Arts & Crafts, Inc. (a)                          21,824
                                                          3,400  Asbury Automotive Group, Inc.                               46,784
                                                         11,000  Aeropostale, Inc. (a)                                      298,210
                                                          4,100  bebe Stores, Inc.                                           44,075
                                                          4,000  Big 5 Sporting Goods Corp.                                  35,080
                                                         30,900  Blockbuster, Inc. Class A (a)                              100,734
                                                          2,300  Blue Nile, Inc. (a)                                        124,545
                                                          1,300  The Bon-Ton Stores, Inc.                                     7,111
                                                          3,200  Books-A-Million, Inc.                                       27,968
                                                          9,300  Borders Group, Inc.                                         54,591
                                                          7,125  Brown Shoe Co., Inc.                                       107,374
                                                          2,300  The Buckle, Inc.                                           102,879
                                                          2,500  Build-A-Bear Workshop, Inc. (a)                             22,725
                                                          7,200  CSK Auto Corp. (a)                                          67,032
                                                          5,600  Cabela's, Inc. Class A (a)                                  79,296
                                                          2,300  Cache, Inc. (a)                                             25,967
                                                          6,700  Casual Male Retail Group, Inc. (a)                          28,140
                                                          5,300  The Cato Corp. Class A                                      79,182
                                                         11,369  Central Garden & Pet Co. Class A (a)                        50,478
                                                          4,100  Charlotte Russe Holding, Inc. (a)                           71,094
                                                         17,500  Charming Shoppes, Inc. (a)                                  84,525
                                                          3,300  The Children's Place Retail Stores, Inc. (a)                81,048
                                                          5,800  Christopher & Banks Corp.                                   57,942
                                                         10,000  Collective Brands, Inc. (a)                                121,200
                                                          1,600  Conn's, Inc. (a)                                            26,096
                                                          7,600  Dress Barn, Inc. (a)                                        98,344
                                                          3,800  Eddie Bauer Holdings, Inc. (a)                              14,782
                                                          6,300  Ezcorp, Inc. (a)                                            77,553
                                                          2,400  FTD Group, Inc.                                             32,208
                                                          6,500  Fred's, Inc.                                                66,625
                                                          3,600  GSI Commerce, Inc. (a)                                      47,340
                                                          2,800  Gaiam, Inc. (a)                                             48,496
                                                            500  Gander Mountain Co. (a)                                      3,040
                                                          3,800  Genesco, Inc. (a)                                           87,818
                                                          3,400  Group 1 Automotive, Inc.                                    79,832
                                                          4,800  Gymboree Corp. (a)                                         191,424
                                                          5,550  Hibbett Sports, Inc. (a)                                    85,692
                                                          7,800  Hot Topic, Inc. (a)                                         33,618
                                                          8,100  Insight Enterprises, Inc. (a)                              141,750
                                                          3,600  Jo-Ann Stores, Inc. (a)                                     53,028
                                                          3,125  Jos. A. Bank Clothiers, Inc. (a)                            64,062

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            979  Lawson Products, Inc.                                $      26,971
                                                          2,600  Lithia Motors, Inc. Class A                                 26,416
                                                          2,600  MarineMax, Inc. (a)                                         32,396
                                                          8,400  Men's Wearhouse, Inc.                                      195,468
                                                          3,500  New York & Co. (a)                                          20,090
                                                          2,800  Overstock.com, Inc. (a)                                     33,348
                                                            900  PC Connection, Inc. (a)                                      7,128
                                                         10,700  Pacific Sunwear of California, Inc. (a)                    134,927
                                                          3,700  The Pantry, Inc. (a)                                        77,996
                                                          7,000  The Pep Boys - Manny, Moe & Jack                            69,720
                                                          4,000  PetMed Express, Inc. (a)                                    44,360
                                                         14,400  Pier 1 Imports, Inc. (a)                                    90,432
                                                          1,900  PriceSmart, Inc.                                            52,649
                                                          6,000  Priceline.com, Inc. (a)                                    725,160
                                                          3,500  Retail Ventures, Inc. (a)                                   16,975
                                                          5,400  Rush Enterprises, Inc. Class A (a)                          85,536
                                                          2,700  Russ Berrie & Co., Inc. (a)                                 37,962
                                                         14,000  Sally Beauty Co., Inc. (a)                                  96,600
                                                          3,500  School Specialty, Inc. (a)                                 110,390
                                                          2,100  Shutterfly, Inc. (a)                                        31,227
                                                          4,200  Sonic Automotive, Inc.                                      86,310
                                                          7,050  Stage Stores, Inc.                                         114,210
                                                          3,400  Stamps.com, Inc. (a)                                        34,884
                                                          4,400  Stein Mart, Inc.                                            24,728
                                                          1,300  Systemax, Inc.                                              15,678
                                                          3,700  The Talbots, Inc.                                           39,886
                                                          4,900  Tuesday Morning Corp. (a)                                   25,382
                                                          3,700  Tween Brands, Inc. (a)                                      91,538
                                                          7,000  United Natural Foods, Inc. (a)                             130,970
                                                          5,100  ValueVision Media, Inc. Class A (a)                         28,254
                                                          2,200  Volcom, Inc. (a)                                            44,462
                                                         12,600  The Wet Seal, Inc. Class A (a)                              42,714
                                                          6,700  Zale Corp. (a)                                             132,392
                                                          3,100  Zumiez, Inc. (a)                                            48,639
                                                                                                                      -------------
                                                                                                                          5,782,333
-----------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.0%                                     3,400  Anchor Bancorp Wisconsin, Inc.                              64,498
                                                          8,900  Bank Mutual Corp.                                           95,586
                                                          8,000  BankAtlantic Bancorp, Inc. Class A                          31,280
                                                          5,200  BankUnited Financial Corp. Class A                          26,052
                                                          1,400  Berkshire Hills Bancorp, Inc.                               35,266
                                                         10,200  Brookline Bancorp, Inc.                                    117,096
                                                          4,400  Dime Community Bancshares, Inc.                             76,912
                                                          3,200  Downey Financial Corp.                                      58,816
                                                          2,300  First Financial Holdings, Inc.                              53,958
                                                         16,200  First Niagara Financial Group, Inc.                        220,158
                                                          2,300  First Place Financial Corp.                                 29,900

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          2,400  FirstFed Financial Corp. (a)                         $      65,160
                                                          7,100  Flagstar Bancorp, Inc.                                      51,262
                                                          3,400  Flushing Financial Corp.                                    59,772
                                                          1,700  Great Southern Bancorp, Inc.                                26,537
                                                          1,950  Horizon Financial Corp.                                     26,930
                                                          1,900  IBERIABANK Corp.                                            84,075
                                                          1,200  Imperial Capital Bancorp, Inc.                              25,944
                                                          3,500  Kearny Financial Corp.                                      38,325
                                                            300  NASB Financial, Inc.                                         7,803
                                                         18,500  NewAlliance Bancshares, Inc.                               226,810
                                                          3,000  Northwest Bancorp, Inc.                                     81,990
                                                          5,800  Ocwen Financial Corp. (a)                                   25,752
                                                          3,600  PFF Bancorp, Inc.                                           29,952
                                                         10,600  Provident Financial Services, Inc.                         149,884
                                                          6,900  Provident New York Bancorp                                  93,150
                                                          1,400  Rockville Financial, Inc.                                   19,180
                                                          1,000  Roma Financial Corp.                                        14,910
                                                          8,460  Sterling Financial Corp.                                   132,061
                                                          3,200  TierOne Corp.                                               36,096
                                                          4,400  United Community Financial Corp.                            27,280
                                                          1,300  ViewPoint Financial Group                                   21,463
                                                         18,600  W Holding Co., Inc.                                         22,134
                                                          1,700  Westfield Financial, Inc.                                   16,609
                                                                                                                      -------------
                                                                                                                          2,092,601
-----------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%                   6,100  Newport Corp. (a)                                           68,137
                                                          4,900  Varian, Inc. (a)                                           283,808
                                                                                                                      -------------
                                                                                                                            351,945
-----------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.4%                    8,600  Centerline Holding Co.                                      34,916
                                                          2,500  GFI Group, Inc.                                            143,250
                                                          4,300  KBW, Inc. (a)                                               94,815
                                                         15,500  Knight Capital Group, Inc. Class A (a)                     251,720
                                                          8,700  LaBranche & Co., Inc. (a)                                   37,845
                                                         12,400  Ladenburg Thalmann Financial Services, Inc. (a)             23,188
                                                          5,100  MarketAxess Holdings, Inc. (a)                              50,694
                                                          6,800  optionsXpress Holdings, Inc.                               140,828
                                                          1,800  Penson Worldwide, Inc. (a)                                  16,614
                                                          4,100  SWS Group, Inc.                                             50,143
                                                          2,821  Thomas Weisel Partners Group, Inc. (a)                      18,675
                                                                                                                      -------------
                                                                                                                            862,688
-----------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.0%                               7,200  ABM Industries, Inc.                                       161,568
                                                          5,600  AMN Healthcare Services, Inc. (a)                           86,352
                                                          3,800  Administaff, Inc.                                           89,718
                                                          3,100  The Advisory Board Co. (a)                                 170,314
                                                          2,900  Ambassadors Group, Inc.                                     54,781
                                                          2,000  Ambassadors International, Inc.                             14,820
                                                            700  Barrett Business Services, Inc.                             11,991

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          7,700  CBIZ, Inc. (a)                                       $      62,524
                                                          2,200  CDI Corp.                                                   55,110
                                                          2,000  CRA International, Inc. (a)                                 64,280
                                                          3,700  Casella Waste Systems, Inc. (a)                             40,441
                                                          3,900  Chemed Corp.                                               164,580
                                                          3,100  CoStar Group, Inc. (a)                                     133,300
                                                          4,800  Coinstar, Inc. (a)                                         135,072
                                                          1,700  Cornell Cos., Inc. (a)                                      38,182
                                                          5,600  Cross Country Healthcare, Inc. (a)                          69,272
                                                          4,600  Diamond Management & Technology Consultants, Inc.           29,670
                                                          4,100  DynCorp. International, Inc. (a)                            68,388
                                                          2,700  Exponent, Inc. (a)                                          88,668
                                                          7,400  FTI Consulting, Inc. (a)                                   525,696
                                                          1,300  First Advantage Corp. Class A (a)                           27,547
                                                          2,400  Forrester Research, Inc. (a)                                63,792
                                                          2,900  G&K Services, Inc. Class A                                 103,269
                                                          8,200  The Geo Group, Inc. (a)                                    233,208
                                                          4,600  Gevity HR, Inc.                                             39,836
                                                          2,680  Global Sources Ltd. (a)                                     39,798
                                                          8,800  Harris Interactive, Inc. (a)                                24,024
                                                          3,100  Heidrick & Struggles International, Inc.                   100,843
                                                          4,100  Hudson Highland Group, Inc. (a)                             34,727
                                                          1,300  ICT Group, Inc. (a)                                         13,117
                                                         11,900  IKON Office Solutions, Inc.                                 90,440
                                                          4,900  Jackson Hewitt Tax Service, Inc.                            56,203
                                                          3,800  Kelly Services, Inc. Class A                                78,128
                                                          5,100  Kforce, Inc. (a)                                            45,084
                                                          4,900  The Knot, Inc. (a)                                          57,575
                                                          7,200  Korn/Ferry International (a)                               121,680
                                                          1,700  Liquidity Services, Inc. (a)                                13,600
                                                          2,700  MAXIMUS, Inc.                                               99,117
                                                         16,000  MPS Group, Inc. (a)                                        189,120
                                                          2,700  Midas, Inc. (a)                                             46,413
                                                          3,000  Monro Muffler, Inc.                                         50,700
                                                          7,900  Navigant Consulting, Inc. (a)                              149,942
                                                          7,000  Net 1 UEPS Technologies, Inc. (a)                          157,850
                                                          5,300  On Assignment, Inc. (a)                                     33,655
                                                          4,600  Orbitz Worldwide, Inc. (a)                                  31,694
                                                          8,000  PHH Corp. (a)                                              139,440
                                                          4,400  People Support, Inc. (a)                                    40,128
                                                          4,300  Perficient, Inc. (a)                                        34,142
                                                          1,500  Pre-Paid Legal Services, Inc. (a)                           63,615
                                                          2,100  The Providence Service Corp. (a)                            63,000
                                                          7,200  Regis Corp.                                                197,928
                                                          7,700  Resources Connection, Inc.                                 137,599

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          7,400  Rollins, Inc.                                        $     130,906
                                                          8,100  Source Interlink Cos., Inc. (a)                             15,390
                                                         10,000  Spherion Corp. (a)                                          61,200
                                                          1,200  Standard Parking Corp. (a)                                  25,152
                                                          2,300  Steiner Leisure Ltd. (a)                                    75,900
                                                          6,300  TeleTech Holdings, Inc. (a)                                141,498
                                                          9,800  Tetra Tech, Inc. (a)                                       191,198
                                                            700  Travelzoo, Inc. (a)                                          7,728
                                                          7,500  TrueBlue, Inc. (a)                                         100,800
                                                          2,100  Unifirst Corp.                                              77,889
                                                          3,400  Viad Corp.                                                 122,434
                                                          2,250  Volt Information Sciences, Inc. (a)                         38,160
                                                         10,900  Waste Connections, Inc. (a)                                335,066
                                                            700  Waste Industries USA, Inc.                                  25,305
                                                          3,133  Waste Services, Inc. (a)                                    25,440
                                                          6,900  Watson Wyatt Worldwide, Inc.                               391,575
                                                          4,600  World Fuel Services Corp.                                  129,122
                                                                                                                      -------------
                                                                                                                          6,536,704
-----------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.7%                                           8,400  American Commercial Lines, Inc. (a)                        132,720
                                                          1,700  Arlington Tankers Ltd.                                      35,700
                                                          2,500  Double Hull Tankers, Inc.                                   26,525
                                                          7,100  Eagle Bulk Shipping, Inc.                                  182,896
                                                          3,100  Genco Shipping & Trading Ltd.                              174,933
                                                          4,200  General Maritime Corp.                                      99,162
                                                          6,000  Golar LNG Ltd.                                             109,620
                                                          3,800  Gulfmark Offshore, Inc. (a)                                207,936
                                                          5,000  Horizon Lines, Inc. Class A                                 93,050
                                                          2,400  Knightsbridge Tankers Ltd.                                  64,032
                                                          4,500  Nordic American Tanker Shipping Ltd.                       126,000
                                                          5,400  Ship Finance International Ltd.                            141,912
                                                            800  TBS International Ltd. (a)                                  24,160
                                                                                                                      -------------
                                                                                                                          1,418,646
-----------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.5%                                              2,600  DSW, Inc. Class A (a)                                       33,670
                                                          2,000  Deckers Outdoor Corp. (a)                                  215,640
                                                          6,800  The Finish Line, Inc. Class A                               32,368
                                                          1,000  Heelys, Inc. (a)                                             4,290
                                                          8,300  Iconix Brand Group, Inc. (a)                               144,005
                                                          4,200  K-Swiss, Inc. Class A                                       66,444
                                                          1,000  Kenneth Cole Productions, Inc. Class A                      16,940
                                                          1,300  Shoe Carnival, Inc. (a)                                     17,589
                                                          3,200  Skechers U.S.A., Inc. Class A (a)                           64,672
                                                          3,300  Steven Madden Ltd. (a)                                      56,529
                                                          7,600  Timberland Co. Class A (a)                                 104,348
                                                            900  Weyco Group, Inc.                                           26,703
                                                          8,300  Wolverine World Wide, Inc.                                 240,783
                                                                                                                      -------------
                                                                                                                          1,023,981
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.3%                                              1,500  Esmark, Inc. (a)                                     $      16,950
                                                          4,100  Gibraltar Industries, Inc.                                  48,093
                                                          1,400  Olympic Steel, Inc.                                         63,140
                                                          3,500  Schnitzer Steel Industries, Inc. Class A                   248,570
                                                          1,300  Universal Stainless & Alloy Products, Inc. (a)              38,623
                                                         11,000  Worthington Industries, Inc.                               185,570
                                                                                                                      -------------
                                                                                                                            600,946
-----------------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                                              1,900  Imperial Sugar Co. New Shares                               35,758
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.5%                         100  Airvana, Inc. (a)                                              523
                                                         22,346  Arris Group, Inc. (a)                                      130,054
                                                          2,800  Audiovox Corp. Class A (a)                                  29,904
                                                          7,300  Belden, Inc.                                               257,836
                                                          6,900  Mastec, Inc. (a)                                            56,649
                                                          2,100  OpNext, Inc. (a)                                            11,445
                                                          7,800  Plantronics, Inc.                                          150,618
                                                         14,300  Polycom, Inc. (a)                                          322,322
                                                         20,500  Powerwave Technologies, Inc. (a)                            52,275
                                                            200  Preformed Line Products Co.                                  9,736
                                                          8,000  Symmetricom, Inc. (a)                                       27,920
                                                                                                                      -------------
                                                                                                                          1,049,282
-----------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                                   8,900  Interface, Inc. Class A                                    125,045
-----------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.7%                     8,900  Carter's, Inc. (a)                                         143,735
                                                          1,400  Cherokee, Inc.                                              47,138
                                                          2,200  Columbia Sportswear Co.                                     96,866
                                                          1,600  G-III Apparel Group, Ltd. (a)                               21,472
                                                          6,070  J. Crew Group, Inc. (a)                                    268,112
                                                          2,200  Lululemon Athletica, Inc. (a)                               62,546
                                                          3,200  Maidenform Brands, Inc. (a)                                 52,064
                                                          2,500  Oxford Industries, Inc.                                     56,325
                                                          1,450  Perry Ellis International, Inc. (a)                         31,653
                                                         20,100  Quiksilver, Inc. (a)                                       197,181
                                                          2,600  True Religion Apparel, Inc. (a)                             48,230
                                                          3,900  Under Armour, Inc. Class A (a)                             142,740
                                                          7,500  The Warnaco Group, Inc. (a)                                295,800
                                                                                                                      -------------
                                                                                                                          1,463,862
-----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                                    10,000  Cooper Tire & Rubber Co.                                   149,700
                                                          3,600  Titan International, Inc.                                  110,196
                                                                                                                      -------------
                                                                                                                            259,896
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                           15,700  Alliance One International, Inc. (a)(b)                     94,828
                                                          2,500  Schweitzer-Mauduit International, Inc.                      57,850
                                                          4,400  Universal Corp.                                            288,332
                                                          5,519  Vector Group Ltd.                                           97,079
                                                                                                                      -------------
                                                                                                                            538,089
-----------------------------------------------------------------------------------------------------------------------------------
Toys - 0.2%                                               4,200  Jakks Pacific, Inc. (a)                                    115,794
                                                          5,600  Leapfrog Enterprises, Inc. (a)                              39,480
                                                          8,300  Marvel Entertainment, Inc. (a)                             222,357
                                                                                                                      -------------
                                                                                                                            377,631

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.2%                       4,000  Celadon Group, Inc. (a)                              $      38,720
                                                          1,400  Dynamex, Inc. (a)                                           35,420
                                                          6,300  HUB Group, Inc. Class A (a)                                207,207
                                                          7,900  Odyssey Marine Exploration, Inc. (a)                        42,423
                                                          6,000  Pacer International, Inc.                                   98,580
                                                            700  Textainer Group Holdings Ltd.                               10,556
                                                          2,500  Ultrapetrol Bahamas Ltd. (a)                                25,600
                                                                                                                      -------------
                                                                                                                            458,506
-----------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.4%                                           3,300  Arkansas Best Corp.                                        105,138
                                                          5,100  Forward Air Corp.                                          180,744
                                                          9,900  Heartland Express, Inc.                                    141,174
                                                          9,350  Knight Transportation, Inc.                                153,901
                                                          2,500  Marten Transport Ltd. (a)                                   38,800
                                                          4,850  Old Dominion Freight Line, Inc. (a)                        154,376
                                                            100  Patriot Transportation Holding, Inc. (a)                     7,844
                                                          1,600  Saia, Inc. (a)                                              25,376
                                                          1,000  Universal Truckload Services, Inc. (a)                      20,870
                                                          7,100  Werner Enterprises, Inc.                                   131,776
                                                                                                                      -------------
                                                                                                                            959,999
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%                        8,800  Mediacom Communications Corp. Class A (a)                   38,104
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.4%                              4,100  Allete, Inc.                                               158,342
                                                          8,500  Avista Corp.                                               166,260
                                                          6,100  Black Hills Corp.                                          218,258
                                                          2,600  CH Energy Group, Inc.                                      101,140
                                                          1,300  Central Vermont Public Service Corp.                        31,070
                                                          9,600  Cleco Corp.                                                212,928
                                                          7,800  El Paso Electric Co. (a)                                   166,686
                                                          5,300  The Empire District Electric Co.                           107,325
                                                          6,700  IDACORP, Inc.                                              215,137
                                                          7,700  ITC Holdings Corp.                                         400,862
                                                          3,500  MGE Energy, Inc.                                           119,210
                                                          5,800  NorthWestern Corp.                                         141,346
                                                          4,800  Otter Tail Corp.                                           169,872
                                                         11,800  PNM Resources, Inc.                                        147,146
                                                          2,800  Pike Electric Corp. (a)                                     39,004
                                                          4,700  Portland General Electric Co.                              105,985
                                                          4,333  UIL Holdings Corp.                                         130,553
                                                          5,700  Unisource Energy Corp.                                     126,882
                                                         15,600  Westar Energy, Inc.                                        355,212
                                                                                                                      -------------
                                                                                                                          3,113,218
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 0.8%                        1,200  EnergySouth, Inc.                                           62,628
                                                          3,500  The Laclede Group, Inc.                                    124,705
                                                          6,900  New Jersey Resources Corp.                                 214,245
                                                          6,900  Nicor, Inc.                                                231,219
                                                          4,100  Northwest Natural Gas Co.                                  178,104
                                                         12,100  Piedmont Natural Gas Co.                                   317,746

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          5,000  South Jersey Industries, Inc.                        $     175,550
                                                          6,900  Southwest Gas Corp.                                        192,924
                                                          7,600  WGL Holdings, Inc.                                         243,656
                                                                                                                      -------------
                                                                                                                          1,740,777
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                          61,000  Aquila, Inc. (a)                                           195,810
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 0.9%                      7,400  Alaska Communications Systems Group, Inc.                   90,576
                                                          1,200  Atlantic Tele-Network, Inc.                                 40,596
                                                          4,800  Centennial Communications Corp. (a)                         28,368
                                                         41,900  Cincinnati Bell, Inc. (a)                                  178,494
                                                          3,319  Consolidated Communications Holdings, Inc.                  50,216
                                                          5,300  FairPoint Communications, Inc.                              47,806
                                                         20,010  FiberTower Corp. (a)                                        35,218
                                                          8,700  General Communication, Inc. Class A (a)                     53,418
                                                          6,000  Global Crossing Ltd. (a)                                    90,960
                                                          2,200  Globalstar, Inc. (a)                                        16,038
                                                            100  Hungarian Telephone & Cable Corp. (a)                        1,735
                                                         18,600  ICO Global Communications Holdings Ltd. (a)                 57,474
                                                          8,100  IDT Corp. Class B                                           31,347
                                                          2,800  iPCS, Inc.                                                  65,380
                                                          4,100  Ibasis, Inc.                                                16,810
                                                          5,100  Iowa Telecommunications Services, Inc.                      90,423
                                                          4,100  NTELOS Holdings Corp.                                       99,220
                                                            800  Neutral Tandem, Inc. (a)                                    14,408
                                                          3,300  ORBCOMM, Inc. (a)                                           16,368
                                                         11,470  PAETEC Holding Corp. (a)                                    76,390
                                                         10,500  Premiere Global Services, Inc. (a)                         150,570
                                                          4,800  RCN Corp.                                                   53,664
                                                          1,800  Rural Cellular Corp. Class A (a)                            79,614
                                                          3,600  Shenandoah Telecom Co.                                      53,424
                                                          2,400  SureWest Communications                                     37,104
                                                         23,730  Time Warner Telecom, Inc. Class A (a)                      367,578
                                                          4,300  USA Mobility, Inc.                                          30,702
                                                          3,600  Virgin Mobile USA, Inc. (a)                                  7,308
                                                                                                                      -------------
                                                                                                                          1,881,209
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                                   3,000  American States Water Co.                                  108,000
                                                          3,100  California Water Service Group                             118,265
                                                          1,900  Consolidated Water Co., Inc.                                41,857
                                                          2,500  SJW Corp.                                                   71,475
                                                          3,965  Southwest Water Co.                                         43,893
                                                                                                                      -------------
                                                                                                                            383,490
-----------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.2%                    5,800  Central European Distribution Corp. (a)                    337,502
-----------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.4%                                        8,230  Brightpoint, Inc. (a)                                       68,803
                                                          2,200  Houston Wire & Cable Co.                                    35,244
                                                         18,200  LKQ Corp. (a)                                              408,954
                                                          1,400  MWI Veterinary Supply, Inc. (a)                             49,364
                                                          5,500  Prestige Brands Holdings, Inc. (a)                          44,990

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

                                                         Shares
Industry                                                   Held  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          3,500  United Stationers, Inc. (a)                          $     166,950
                                                                                                                      -------------
                                                                                                                            774,305
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks
                                                                 (Cost - $198,853,484) - 83.0%                          180,368,280
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Investment Companies
-----------------------------------------------------------------------------------------------------------------------------------
                                                          1,000  BlackRock Kelso Capital Corp. (c)                           11,940
                                                          2,800  Gladstone Capital Corp.                                     52,388
                                                          5,500  Hercules Technology Growth Capital, Inc.                    59,730
                                                          1,200  Kayne Anderson Energy Development Co.                       29,880
                                                          4,200  Patriot Capital Funding, Inc.                               43,974
                                                          3,800  Pennantpark Investment Corp.                                32,338
                                                          3,200  Prospect Capital Corp.                                      48,704
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investment Companies
                                                                 (Cost - $354,344) - 0.1%                                   278,954
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Rights
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management                                     3,477  Ares Capital Corp. (d)                                       1,947
Companies - 0.0%                                          1,429  MCG Capital Corp. (e)                                        1,529
                                                                                                                      -------------
                                                                                                                              3,476
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.0%                                          680  FX Real Estate Entertainment, Inc. (e)                           0
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Rights - 0.0%                                          3,476
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Face
                                                         Amount  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 18.7%                              $ 40,752,042  State Street Bank & Trust Co.,
                                                                 1.25% due 4/01/2008                                     40,752,042
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Short-Term Securities
                                                                 (Cost - $40,752,042) - 18.7%                            40,752,042
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments Before Options Written
                                                                 (Cost - $239,959,870*) - 101.8%                        221,402,752
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Number of
                                                      Contracts  Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written - (1.8%)                               800  Russell 2000 Index, expiring April 2008 at USD 670      (2,204,000)
                                                            800  Russell 2000 Index, expiring April 2008 at USD 680      (1,704,000)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Options Written
                                                                 (Premiums Received - $3,364,218) - (1.8%)               (3,908,000)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments, Net of Options Written
                                                                 (Cost - $236,595,652) - 100.0%                         217,494,752

                                                                 Other Assets Less Liabilities - 0.0%                         9,563
                                                                                                                      -------------
                                                                 Net Assets - 100.0%                                  $ 217,504,315
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                              $ 224,818,288
                                                                  =============
      Gross unrealized appreciation                               $   5,734,124
      Gross unrealized depreciation                                  (9,149,660)
                                                                  -------------
      Net unrealized depreciation                                 $  (3,415,536)
                                                                  =============

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

(a)   Non-income producing security.
(b) All or a portion of security held as collateral in connection with open financial futures contracts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------
                                      Purchase    Sales   Realized
      Affiliate                         Cost       Cost     Gain     Dividend Income
      --------------------------------------------------------------------------------
      Anthracite Capital, Inc.          $662         --         --     $         3,090
      BlackRock Kelso Capital Corp.       --         --         --     $           430
      --------------------------------------------------------------------------------

(d)   The rights may be exercised until 4/21/2008.
(e)   The rights may be exercised until 4/18/2008.

o Financial futures contracts purchased as of March 31, 2008 were as follows:

      ---------------------------------------------------------------------------------
      Number of                                                             Unrealized
      Contracts         Issue            Expiration Date    Face Value     Appreciation
      ---------------------------------------------------------------------------------
         410       Russell 2000 Index       June 2008       $27,537,936      $752,064
      ---------------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries shown as a percent of net assets.

Small Cap Premium & Dividend Income Fund Inc.

o Effective January 1, 2008, Small Cap Premium & Dividend Income Fund Inc. (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities
      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
      Valuation                        Investments in           Other Financial
       Inputs                            Securities               Instruments*
      --------------------------------------------------------------------------
      Level 1                           $221,402,752                $(3,155,936)
      Level 2                                      0                          0
      Level 3                                      0                          0
      --------------------------------------------------------------------------
      Total                             $221,402,752                $(3,155,936)
      ==========================================================================
      *Other financial instruments are derivative instruments such as futures and options.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Premium & Dividend Income Fund Inc.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    Small Cap Premium & Dividend Income Fund Inc.

Date: May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    Small Cap Premium & Dividend Income Fund Inc.

Date: May 21, 2008


By: /s/ James E. Hillman
    ---------------------------------
    James E. Hillman
    Chief Financial Officer (principal financial officer) of
    Small Cap Premium & Dividend Income Fund Inc.

Date: May 21, 2008